UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2020

Date of reporting period: July 31, 2020

Item 1.    Reports to Stockholders.

Copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

JULY 31, 2020

2020 Annual Report

iShares U.S. ETF Trust

•	iShares Evolved U.S. Consumer Staples ETF | IECS | Cboe BZX
•	iShares Evolved U.S. Discretionary Spending ETF | IEDI | Cboe BZX
•	iShares Evolved U.S. Financials ETF | IEFN | Cboe BZX
•	iShares Evolved U.S. Healthcare Staples ETF | IEHS | Cboe BZX
•	iShares Evolved U.S. Innovative Healthcare ETF | IEIH | Cboe BZX
•	iShares Evolved U.S. Media and Entertainment ETF | IEME | Cboe BZX
•	iShares Evolved U.S. Technology ETF | IETC | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The last 12 months have been a time of sudden change in global financial markets, as a long period of growth and positive returns was interrupted in early 2020 by the emergence and spread of the coronavirus. For the first half of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus (or “COVID-19”) became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures, causing a global recession and a sharp fall in equity prices. While markets have since recovered most of these losses as countries around the world adapt to life with the virus, lingering uncertainty about the depth and duration of the pandemic and an uptick in global infection rates tempered optimism late in the reporting period.

Returns for most securities were robust for the first half of the reporting period, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that had characterized this economic cycle. However, once stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off and unemployment claims spiked. The subsequent rapid decline in equity prices was followed by a slow recovery, and some economic indicators began to improve. U.S. large-capitalization stocks, which are often considered more resilient than smaller companies during market turbulence, advanced significantly. International equities from developed economies ended the 12-month reporting period with negative performance, while emerging market stocks posted a positive return.

The performance of different types of fixed-income securities diverged substantially due to a reduced investor appetite for risk. Treasuries benefited from the risk-off environment, and posted healthy returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) fell to an all-time low. Investment-grade corporate bonds also delivered solid returns, while high-yield corporate returns were more modest due to credit concerns.

The U.S. Federal Reserve (the “Fed”) reduced interest rates three times in 2019, to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue once the outbreak subsides. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities throughout the credit market. We believe that both U.S. Treasuries and sustainable investments can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

BlackRock, Inc.

Rob Kapito

BlackRock, Inc.

Total Returns as of July 31, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	2.42%	11.96%
U.S. small cap equities (Russell 2000® Index)	(7.61)	(4.59)
International equities (MSCI Europe, Australasia, Far East Index)	(7.34)	(1.67)
Emerging market equities (MSCI Emerging Markets Index)	3.08	6.55
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.48	1.46
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	9.92	15.55
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	5.69	10.12
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.75	4.89
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	0.62	4.07
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Market Overview

iShares U.S. ETF Trust

Domestic Market Overview

The coronavirus pandemic and the resulting economic disruptions led to high volatility in the 12 months ended July 31, 2020 (“reporting period”), as investors tried to assess the economic impact. A steep decline in stocks, beginning in late February 2020, was followed by a steady recovery, leading to a return of 10.93% for the Russell 3000® Index, a broad measure of U.S. equity market performance. Large capitalization stocks performed particularly well, with the S&P 500® Index returning 11.96% for the reporting period.

The first half of the reporting period was characterized by a steadily improving economy and a strong job market. The U.S. set a record for the most consecutive months of both economic growth and job growth, as the unemployment rate declined to its lowest level in 50 years. Equity markets were further buoyed by a tentative trade agreement between the U.S. and China in December 2019.

However, the economic expansion was abruptly interrupted in February 2020, as the coronavirus began to spread globally, and the U.S. economy declined into a deep recession. As the U.S. and other countries began to limit travel and economic activity, in an attempt to reduce the transmission of the coronavirus, equity markets sank, and stocks in the U.S. posted their steepest declines since the 2008 financial crisis.

Following the issuance of stay-at-home orders and other restrictions on public gatherings and nonessential work, whole portions of the U.S. economy shut down. Businesses associated with travel and leisure were particularly affected, as air traffic declined, and conferences and events were postponed. Unemployment increased dramatically as record jobless claims brought the unemployment rate up to 14.7% in April 2020, the highest rate since the Great Depression.

In response to the crisis, the federal government enacted several rounds of stimulus spending, including the U.S. $1.8 trillion CARES Act. The stimulus was designed to stabilize affected industries, make loans to small businesses, and provide direct cash payments to individuals. In April 2020, an additional U.S. $484 billion in aid for small businesses and hospitals was added, and in July 2020 congress began negotiating another round of stimulus as the impact of the coronavirus continued to disrupt the economy.

The U.S. Federal Reserve Bank (“Fed”), which had already lowered interest rates three times in 2019 to boost a slowing economy, also responded to the crisis with unprecedented monetary policy measures. In March 2020, the Fed enacted two emergency interest rate reductions to restore confidence in markets, bringing short-term interest rates down to a range of 0.00% – 0.25%. The Fed further acted to stabilize credit markets by purchasing U.S. Treasuries, corporate and municipal bonds, and securities backed by mortgages and auto loans.

The combination of support from government stimulus, Fed intervention, and optimism surrounding development of a coronavirus vaccine led to a significant recovery in stock prices beginning in late March 2020. Despite a substantial economic contraction of 9.5% in the second quarter of 2020, a record setting quarterly decline, investors were encouraged by signs of improving economic conditions in May and June 2020 as unemployment declined and consumer spending increased. While corporate earnings were significantly down overall in the second quarter of 2020, investors anticipated that further economic progress and new developments in treating the virus would lead to higher future earnings growth. By the end of the reporting period, many stock prices were near their pre-coronavirus highs.

4	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of July 31, 2020	iShares® Evolved U.S. Consumer Staples ETF

Investment Objective

The iShares Evolved U.S. Consumer Staples ETF (the “Fund”) seeks to provide access to U.S. companies with consumer staples exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.56%	8.86%	4.56%	22.24%
Fund Market	4.45	8.84	4.45	22.19
S&P Total Market IndexTM	10.80	9.47	10.80	23.79

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/20)	Ending Account Value (07/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/20)	Ending Account Value (07/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$986.50	$0.94		$1,000.00	$1,023.90	$0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

FUND SUMMARY	5

Fund Summary as of July 31, 2020 (continued)	iShares® Evolved U.S. Consumer Staples ETF

Portfolio Management Commentary

U.S. consumer staples stocks advanced during the reporting period, as companies benefited from continued demand and low exposure to international supply chains that were disrupted during the coronavirus pandemic. Consumers shifted away from in-person restaurant visits and toward eating at home in response to the coronavirus, strengthening some consumer staples companies while weakening others. Lower interest rates also increased the appeal of consumer staples stocks, which often pay substantial dividends.

Demand rose for some consumer staples used in the home during the pandemic. Food companies, which includes General Mills and other makers of consumer food products, contributed substantially to the Fund’s return. Demand for packaged foods like Cheerios increased considerably during the coronavirus pandemic, as consumers built reserves in anticipation of further disruptions. Makers of household products, such as Procter & Gamble, also benefited from changing purchasing patterns during the pandemic. Coronavirus-related concerns drove demand for household cleaning supplies, including Mr. Clean, as consumers became more conscious about keeping surfaces disinfected. However, the shift of work from offices to homes also transferred demand for commercial bathroom tissue to consumer bathroom tissue brands, such as Charmin. Beverage and soft drink company stocks, including PepsiCo and Monster Beverage, advanced during the reporting period. Drink makers created new outlets for direct online sales, even as the closing of restaurants reduced beverage revenue.

On the downside, restaurants detracted from the Fund’s return. Many restaurant stocks, such as Starbucks, declined significantly due to coronavirus-related restrictions. Earnings decreased considerably amid substantially lower same-store sales, as numerous restaurant locations closed temporarily or limited operations to drive-through and takeout.

The Fund’s evolved investment process looks beyond the traditional sector definitions by applying machine learning and natural language processing to group individual companies with related business activity. During the reporting period, the evolved process identified several consumer staples companies with similar businesses that have traditionally been categorized in other sectors. For instance, the Fund held positions in Chipotle Mexican Grill, Yum China Holdings, and Wingstop, which are generally classified as companies in the consumer discretionary sector. These particular stocks contributed to performance, partly due to effective takeout offerings, despite the overall decline in restaurant visits during the pandemic.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Beverages	29.0%
Food	25.4
Retail	11.8
Cosmetics & Personal Care	11.3
Agriculture	10.8
Household Products & Wares	3.0
Packaging & Containers	2.8
Pharmaceuticals	2.5
Real Estate Investment Trusts	1.4
Chemicals	1.1
Other (each representing less than 1%)	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Coca-Cola Co. (The)	11.0%
PepsiCo Inc.	10.7
Procter & Gamble Co. (The)	8.6
Mondelez International Inc., Class A	4.6
Philip Morris International Inc.	4.6
McDonald’s Corp.	4.4
Altria Group Inc.	4.1
Starbucks Corp.	3.8
General Mills Inc.	3.6
Monster Beverage Corp.	2.8

(a)	Excludes money market funds.

6	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of July 31, 2020	iShares® Evolved U.S. Discretionary Spending ETF

Investment Objective

The iShares Evolved U.S. Discretionary Spending ETF (the “Fund”) seeks to provide access to U.S. companies with discretionary spending exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	18.11%	16.15%	18.11%	42.47%
Fund Market	18.04	16.13	18.04	42.42
S&P Total Market IndexTM	10.80	9.47	10.80	23.79

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/20)	Ending Account Value (07/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/20)	Ending Account Value (07/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,108.80	$0.94		$1,000.00	$1,024.00	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

FUND SUMMARY	7

Fund Summary as of July 31, 2020 (continued)	iShares® Evolved U.S. Discretionary Spending ETF

Portfolio Management Commentary

Stocks related to U.S. discretionary spending advanced strongly for the reporting period, as coronavirus-related restrictions reinforced the shift toward online buying across industries. However, the mix of goods consumers purchased online changed considerably due to the recession and the pandemic.

E-commerce retailers, such as Amazon.com, advanced significantly during the reporting period. The temporary closure of many brick-and-mortar retailers and shortages of some goods accelerated the preexisting shift toward e-commerce, with consumers increasingly buying essential goods online. The Amazon Marketplace, which allows other companies and individuals to sell goods on Amazon.com for a fee, was a driver of growth, as small businesses tapped into e-commerce during the pandemic. Amazon’s large customer base and wide selection of products made it the default choice for many new online buyers of items like bathroom tissue, but traditional retailers with a strong e-commerce platform, such as Target Corporation, also increased their online sales.

The shift toward increased use of technology as more people stayed at home benefited consumer technology companies as well, most notably Apple. Demand for wearable technology like the Apple Watch, which has many health applications, continued to expand. Apple’s revenue from services, such as the App Store and Apple Pay, also rose as consumers increased in-app purchases and stores expanded contactless payment support during the pandemic.

As consumers stayed home, they also spent money on home goods. Home improvement retail stocks, such as Home Depot and Lowe’s Companies, advanced meaningfully amid increased consumer demand for materials for do-it-yourself projects. Superstores like Walmart benefited from higher demand for essential goods, as well as home improvement supplies.

The Fund’s evolved investment process looks beyond the traditional sector definitions by applying machine learning and natural language processing to group individual companies with related business activity. During the reporting period, the evolved process identified several discretionary spending companies with similar businesses that have traditionally been categorized in other sectors. For instance, the Fund held positions in Apple, PayPal Holdings, and Square, which are generally classified as companies in the information technology sector. These stocks posted substantial gains as customers turned to contactless payments to avoid exposure to the coronavirus.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Retail	50.1%
Internet	23.8
Computers	6.0
Apparel	5.8
Cosmetics & Personal Care	3.9
Commercial Services	2.0
Lodging	1.8
Food	1.5
Distribution & Wholesale	1.0
Other (each representing less than 1%)	4.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Amazon.com Inc.	20.0%
Home Depot Inc. (The)	8.2
Walmart Inc.	6.1
Apple Inc.	6.0
Costco Wholesale Corp.	4.8
Nike Inc., Class B	3.5
Lowe’s Companies Inc.	3.1
McDonald’s Corp.	3.1
Procter & Gamble Co. (The)	2.9
TJX Companies Inc. (The)	2.4

(a)	Excludes money market funds.

8	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of July 31, 2020	iShares® Evolved U.S. Financials ETF

Investment Objective

The iShares Evolved U.S. Financials ETF (the “Fund”) seeks to provide access to U.S. companies with financials exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(15.10)%	(5.83)%	(15.10)%	(13.23)%
Fund Market	(15.06)	(5.81)	(15.06)	(13.19)
S&P Total Market IndexTM	10.80	9.47	10.80	23.79

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/20)	Ending Account Value (07/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/20)	Ending Account Value (07/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$810.20	$0.86		$1,000.00	$1,023.90	$0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

FUND SUMMARY	9

Fund Summary as of July 31, 2020 (continued)	iShares® Evolved U.S. Financials ETF

Portfolio Management Commentary

Financials stocks declined sharply for the reporting period. Although financials stocks advanced steadily in 2019 amid solid economic growth and a favorable regulatory environment, the economic disruption precipitated by the coronavirus pandemic led to sharp declines among financials stocks. The Fed’s stimulus, which reduced interest rates to historically low levels, further pressured the profitability of many financials companies.

Banks detracted the most from the Fund’s performance, as lower asset prices led to reduced management fees, and declining consumer spending prompted concerns that credit demand would weaken. For example, Wells Fargo, a large diversified bank, declined significantly amid sharply higher loan loss provisions in anticipation of more defaults. The bank’s dividend reduction and lingering effects of earlier scandals also contributed to declines. Similarly, Citigroup declined due to an increase in bad loans and expectations of further defaults amid higher unemployment and rising bankruptcies. Smaller regional banks like Truist Financial also detracted amid expectations of higher loan defaults.

Insurance companies were also notable detractors, led by life insurance companies, such as Prudential Financial, which declined amid expectations of policy losses from pandemic-related deaths and lower income as bond yields declined. An increase in coronavirus-related workers compensation and travel claims weighed on large insurance companies operating in multiple segments, such as AIG. Revenues also declined due to lower premiums and investment losses. Consumer finance companies weakened as consumer credit card spending declined amid the pandemic. For example, lower entertainment and travel spending, both of which declined sharply amid pandemic-related travel restrictions, weighed heavily on American Express.

The Fund’s evolved investment process looks beyond the traditional sector definitions by applying machine learning and natural language processing to group individual companies with related business activity. During the reporting period, the evolved process identified several financials companies with similar businesses that have traditionally been categorized in other sectors. For example, the process identified several managed healthcare companies, including UnitedHealth, which benefited amid lower payments for medical care during the pandemic. Mastercard, an electronic payment processor in the software and services industry, benefited from expectations of continued growth in digital payments, especially in emerging markets.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Banks	39.9%
Insurance	26.5
Diversified Financial Services	14.1
Commercial Services	6.0
Health Care — Services	3.9
Software	3.6
Savings & Loans	1.2
Other (each representing less than 1%)	4.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Bank of America Corp.	4.5%
JPMorgan Chase & Co.	4.3
Wells Fargo & Co.	4.1
Citigroup Inc.	3.4
Berkshire Hathaway Inc., Class B	2.8
Goldman Sachs Group Inc. (The)	2.5
Truist Financial Corp.	2.3
U.S. Bancorp.	2.3
Progressive Corp. (The)	2.2
Morgan Stanley	2.2

(a)	Excludes money market funds.

10	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of July 31, 2020	iShares® Evolved U.S. Healthcare Staples ETF

Investment Objective

The iShares Evolved U.S. Healthcare Staples ETF (the “Fund”) seeks to provide access to U.S. companies with healthcare staples exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	15.04%	14.81%	15.04%	38.61%
Fund Market	15.07	14.82	15.07	38.65
S&P Total Market IndexTM	10.80	9.47	10.80	23.79

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/20)	Ending Account Value (07/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/20)	Ending Account Value (07/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,069.70	$0.93		$1,000.00	$1,024.00	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

FUND SUMMARY	11

Fund Summary as of July 31, 2020 (continued)	iShares® Evolved U.S. Healthcare Staples ETF

Portfolio Management Commentary

U.S. healthcare staples stocks advanced strongly during the reporting period, rebounding after a sharp coronavirus-related market decline to end the reporting period with significant gains amid investor optimism about coronavirus treatments and vaccines and higher demand for testing and laboratory equipment. Healthcare equipment stocks contributed the most to the Fund’s return, bolstered by medical device innovations to treat chronic diseases. For example, Abbott Laboratories advanced due to strong sales and new devices for continuous blood-glucose monitoring that can work together with an insulin pump for managing diabetes. Strong demand for the company’s COVID-19 infection and antibody tests, which offered relatively fast delivery of test results, also drove gains. Similarly, the need for remote consultations with diabetic patients, who generally experience worse outcomes from contracting the coronavirus, drove strong sales of DexCom’s smart blood sugar monitor, which transmits the patient’s data to physicians.

Danaher Corporation benefited from strong sales of its rapid COVID-19 test, which eliminates the lag time of laboratory analysis, enabling higher testing levels and quicker responses to outbreaks. Emergency U.S. Food and Drug Administration approval of the company’s test that identifies coronavirus antibodies also supported Danaher’s gains.

Managed healthcare companies, such as UnitedHealth Group, posted strong earnings growth as consumers delayed medical care during the pandemic, which also postponed treatment payments. The life sciences tools and services industry was a modest contributor, largely due to Thermo Fisher Scientific, as lower demand for some scientific instruments amid coronavirus disruptions was more than offset by rising sales of equipment used for developing coronavirus vaccines and treatments.

The Fund’s evolved investment process looks beyond traditional sector definitions by applying machine learning and natural language processing to group individual companies with related business activities. More specifically, the evolved investment process identified several companies with healthcare-related businesses in the healthcare real estate investment trusts industry. Senior care facilities like Ventas and Welltower generally declined due to lower occupancy rates and higher health and safety expenses after the coronavirus outbreak, which detracted from the Fund’s performance for the reporting period. However, Medical Properties Trust, a company that leases properties to hospitals, was more resilient and contributed marginally to performance, as occupancy rates remained high during the pandemic.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care — Products	47.6%
Health Care — Services	25.7
Pharmaceuticals	17.2
Biotechnology	4.1
Real Estate Investment Trusts	1.3
Electronics	1.3
Other (each representing less than 1%)	2.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
UnitedHealth Group Inc.	11.0%
Abbott Laboratories	8.5
Medtronic PLC	6.0
Johnson & Johnson	5.0
Thermo Fisher Scientific Inc.	4.4
Danaher Corp.	3.9
Intuitive Surgical Inc.	3.6
Becton Dickinson and Co.	3.3
Stryker Corp.	3.0
CVS Health Corp.	2.6

(a)	Excludes money market funds.

12	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of July 31, 2020	iShares® Evolved U.S. Innovative Healthcare ETF

Investment Objective

The iShares Evolved U.S. Innovative Healthcare ETF (the “Fund”) seeks to provide access to U.S. companies with innovative healthcare exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	25.31%	10.68%	25.31%	27.11%
Fund Market	25.26	10.68	25.26	27.11
S&P Total Market IndexTM	10.80	9.47	10.80	23.79

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/20)	Ending Account Value (07/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/20)	Ending Account Value (07/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,115.10	$0.95		$1,000.00	$1,024.00	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

FUND SUMMARY	13

Fund Summary as of July 31, 2020	iShares® Evolved U.S. Innovative Healthcare ETF

Portfolio Management Commentary

U.S. innovative healthcare stocks advanced strongly despite disruption created by the coronavirus pandemic. During the first half of the reporting period, the Fund advanced steadily amid ongoing innovations in gene-based therapies, a favorable regulatory environment, clinical successes, and merger and acquisition activity. Following the emergence of the coronavirus, innovative healthcare stocks initially declined along with broad global markets but rebounded to post strong gains for the reporting period.

Biotechnology companies focusing on treatment and vaccines for the coronavirus were principal drivers of the Fund’s return. For example, Regeneron advanced sharply after announcing its intent to make an antibody therapy for treating and preventing the coronavirus. The drug uses genetic material to generate antibodies that provoke an immune response by blocking the spiky proteins that infect human cells. AbbVie’s announcement of a plan to develop a coronavirus treatment, along with continued diversification via acquisitions and development partnerships, bolstered the industry.

Biotechnology companies producing treatments for chronic conditions that increase the likelihood of severe coronavirus illness also performed well. Companies such as Vertex Pharmaceuticals raised earnings forecasts amid strong sales of its treatment for cystic fibrosis, a genetic lung disease.

Pharmaceuticals companies contributed modestly, driven by optimism about using existing medications for treating coronavirus complications. For example, Eli Lilly began a study to look at the use of its rheumatoid arthritis drug to reduce inflammation caused by COVID-19. Industry consolidation, such as Bristol Myers Squibb’s acquisition of Celgene, which resulted in a stronger pipeline, was also beneficial.

The Fund’s evolved investment process looks beyond traditional sector definitions by applying machine learning and natural language processing to group individual companies with related business activity. As of the end of the reporting period, the Fund’s portfolio consisted primarily of biotechnology and pharmaceuticals companies that emphasize innovation, but also included companies in diverse industries such as medical equipment. For example, DexCom, which makes smart blood-glucose monitors, posted strong sales during the pandemic, as physicians sought tools for remote consultations with diabetic patients, who are at higher risk for complications from the coronavirus.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Pharmaceuticals	48.0%
Biotechnology	47.1
Health Care — Products	3.3
Health Care — Services	1.4
Other (each representing less than 1%)	0.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Johnson & Johnson	8.8%
Merck & Co. Inc.	6.2
Pfizer Inc.	5.5
AbbVie Inc.	5.0
Amgen Inc.	4.9
Vertex Pharmaceuticals Inc.	4.7
Eli Lilly & Co.	4.7
Regeneron Pharmaceuticals Inc.	4.7
Bristol-Myers Squibb Co.	4.5
Gilead Sciences Inc.	4.1

(a)	Excludes money market funds.

14	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of July 31, 2020	iShares® Evolved U.S. Media and Entertainment ETF

Investment Objective

The iShares Evolved U.S. Media and Entertainment ETF (the “Fund”) seeks to provide access to U.S. companies with media and entertainment exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(2.33)%	4.90%	(2.33)%	11.98%
Fund Market	(2.33)	4.92	(2.33)	12.02
S&P Total Market IndexTM	10.80	9.47	10.80	23.79

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/20)	Ending Account Value (07/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/20)	Ending Account Value (07/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$982.20	$0.94		$1,000.00	$1,023.90	$0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

FUND SUMMARY	15

Fund Summary as of July 31, 2020 (continued)	iShares® Evolved U.S. Media and Entertainment ETF

Portfolio Management Commentary

U.S. media and entertainment stocks declined modestly for the reporting period, as the coronavirus pandemic changed the landscape of the industry. Pandemic-related restrictions forced entertainment venues to close, sharply reducing media companies’ revenue. Partially offsetting these losses, home entertainment sales rose as consumers stayed home.

Broadcasting stocks drove detraction from the Fund’s performance amid pandemic-related disruptions, especially canceled entertainment productions. The mass media company ViacomCBS declined as new movie productions and releases were postponed and movie theaters closed, accelerating pre-existing weakness in movie theatre admissions. The canceled NCAA basketball tournament and consumers dropping their cable television subscriptions also weighed on revenue. Fox Corporation, whose revenue is dependent on local broadcast stations, also detracted amid declining advertising revenues.

Entertainment conglomerate Walt Disney was a significant detractor from the Fund’s return. Closed theme parks and resorts, cruise line suspensions, and disrupted studio operations drove sharply lower revenue. Additionally, delayed major league sports seasons constrained Disney’s ESPN revenues. However, these losses were partially offset by growth in the company’s new streaming service, Disney Plus.

On the upside, home digital entertainment contributed to the Fund’s performance due to an increase in online games played during pandemic-related restrictions. Activision Blizzard advanced amid strong demand for its newly released game, Warzone, Call of Duty. Video game maker ElectronicArts also advanced due to the popularity of several of its franchises, including Star Wars, and strong live-services revenue.

Internet service providers were also significant contributors, as consumers increased internet use during stay-at-home restrictions. Charter Communications, for example, advanced due to increased broadband internet subscriptions.

The Fund’s evolved investment process looks beyond the traditional sector definitions by applying machine learning and natural language processing to group individual companies with related business activity. During the reporting period, the evolved process identified several media and entertainment companies with similar businesses that have traditionally been categorized in other sectors. For example, Hasbro, a toy and game manufacturer in the consumer discretionary sector, which detracted from the Fund’s performance, expanded its presence into digital media, adding properties such as Peppa Pig to its portfolio. Hasbro’s stock declined amid investor concerns that disruptions to Chinese manufacturing would affect supply chains for its products.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Media	57.6%
Internet	16.6
Software	13.7
Entertainment	3.8
Toys, Games & Hobbies	2.7
Telecommunications	1.3
Commercial Services	1.2
Retail	1.1
Other (each representing less than 1%)	2.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
ViacomCBS Inc., Class B	5.7%
Comcast Corp., Class A	5.2
Charter Communications Inc., Class A	5.1
Walt Disney Co. (The)	4.8
Electronic Arts Inc.	4.8
Activision Blizzard Inc.	4.6
Netflix Inc.	4.5
Liberty Broadband Corp., Class C	4.2
Roku Inc.	3.5
Fox Corp., Class A	3.4

(a)	Excludes money market funds.

16	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of July 31, 2020	iShares® Evolved U.S. Technology ETF

Investment Objective

The iShares Evolved U.S. Technology ETF (the “Fund”) seeks to provide access to U.S. companies with technology exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	37.15%	24.41%	37.15%	67.59%
Fund Market	37.10	24.46	37.10	67.75
S&P Total Market IndexTM	10.80	9.47	10.80	23.79

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/20)	Ending Account Value (07/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/20)	Ending Account Value (07/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,000.00	$0.90		$1,000.00	$1,024.00	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

FUND SUMMARY	17

Fund Summary as of July 31, 2020 (continued)	iShares® Evolved U.S. Technology ETF

Portfolio Management Commentary

U.S. technology stocks advanced robustly during the reporting period, as the coronavirus pandemic accelerated technological trends. Software sales and subscriptions rose, as companies adopted solutions for remote work and online shopping increased during stay-at-home restrictions. Telecommuting drove higher personal computer sales and strong demand growth for chips used in 5G wireless technology and cloud data centers.

The software industry contributed the most to the Fund’s return, as companies adopted new computing technologies for remote work. Microsoft drove contribution among software stocks, advancing due to sharply rising demand for products and services that supported remote computing amid the rise in telecommuting due to stay-at-home directives. Sales of Microsoft’s intelligent cloud computing platform, Azure, and video conferencing solutions rose sharply. Revenue from the company’s Xbox console also climbed higher due to increased video game sales and subscriptions. Hardware technology companies benefited performance as well. Apple gained amid strong sales growth of iPhones, iPads, and Mac computers, as people increased purchases of consumer electronics that help them remain connected to others while practicing social distancing. More time spent at home fueled an increase in app purchases by consumers, which further drove the company’s revenue growth.

Semiconductors stocks were also notable contributors, supported by escalating demand for chips used for 5G wireless technology, artificial intelligence-driven data centers, and personal computers. Nvidia, for example, benefited from consumers upgrading their computing equipment and video game consoles during stay-at-home orders.

The Fund’s evolved investment process looks beyond the traditional sector definitions by applying machine learning and natural language processing to group individual companies with related business activity. During the reporting period, the evolved process identified several technology companies with similar businesses that have traditionally been categorized in other sectors. For example, the Fund held a position in Amazon.com, traditionally classified as a retail stock. The company benefited from increased online shopping as consumers avoided physical stores during stay-at-home restrictions. Amazon also gained amid growth in demand for its cloud services and higher Prime membership subscriptions, particularly for grocery delivery. The Fund also held a position in Google’s parent company Alphabet, traditionally categorized as a communications services stock, which advanced amid growth in cloud computing.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Software	32.6%
Internet	26.4
Computers	16.5
Semiconductors	9.2
Diversified Financial Services	5.1
Commercial Services	4.8
Telecommunications	2.4
Other (each representing less than 1%)	3.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	16.6%
Apple Inc.	12.3
Amazon.com Inc.	8.6
Facebook Inc., Class A	5.5
Alphabet Inc., Class A	4.1
Alphabet Inc., Class C	3.9
NVIDIA Corp.	2.6
Visa Inc., Class A	2.4
Adobe Inc.	2.1
Cisco Systems Inc.	1.9

(a)	Excludes money market funds.

18	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	19

Schedule of Investments July 31, 2020	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.0%
Omnicom Group Inc.	60	$3,224

Agriculture — 10.7%
Altria Group Inc.	9,737	400,678
Archer-Daniels-Midland Co.	3,372	144,423
Bunge Ltd.	750	32,580
Darling Ingredients Inc.(a)	609	17,009
Fresh Del Monte Produce Inc.	118	2,664
Philip Morris International Inc.	5,813	446,497
Universal Corp./VA	147	6,197
Vector Group Ltd.	263	2,320

		1,052,368

Beverages — 28.8%
Boston Beer Co. Inc. (The), Class A, NVS(a)	42	34,038
Brown-Forman Corp., Class A	261	16,506
Brown-Forman Corp., Class B, NVS	1,839	127,516
Coca-Cola Co. (The)	22,739	1,074,190
Coca-Cola Consolidated Inc.	36	8,264
Constellation Brands Inc., Class A	726	129,373
Keurig Dr Pepper Inc.	2,788	85,285
MGP Ingredients Inc.	77	2,793
Molson Coors Beverage Co., Class B	1,050	39,396
Monster Beverage Corp.(a)	3,447	270,521
National Beverage Corp.(a)	105	6,736
PepsiCo Inc.	7,580	1,043,463

		2,838,081

Chemicals — 1.0%
Balchem Corp.	114	11,430
Ecolab Inc.	116	21,701
International Flavors & Fragrances Inc.	489	61,590
Sensient Technologies Corp.	168	8,771

		103,492

Commercial Services — 0.1%
Medifast Inc.	41	6,853
WW International Inc.(a)(b)	126	3,248

		10,101

Computers — 0.0%
ExlService Holdings Inc.(a)	69	4,420

Cosmetics & Personal Care — 11.2%
Colgate-Palmolive Co.	3,277	252,984
Coty Inc., Class A	587	2,178
Edgewell Personal Care Co.(a)	150	4,483
Estee Lauder Companies Inc. (The), Class A	1	198
Procter & Gamble Co. (The)	6,424	842,315

		1,102,158

Distribution & Wholesale — 0.0%
Core-Mark Holding Co. Inc.	161	4,270

Diversified Financial Services — 0.0%
CME Group Inc.	1	166
Jefferies Financial Group Inc.	2	33

		199

Electric — 0.0%
Entergy Corp.	31	3,259

Electrical Components & Equipment — 0.1%
Energizer Holdings Inc.	168	8,422

Security	Shares	Value

Food — 25.2%
B&G Foods Inc.	539	$15,582
BellRing Brands Inc., Class A(a)	194	3,855
Beyond Meat Inc.(a)	272	34,245
Calavo Growers Inc.	77	4,448
Cal-Maine Foods Inc.(a)	140	6,152
Campbell Soup Co.	1,557	77,181
Conagra Brands Inc.	3,800	142,310
Flowers Foods Inc.	833	18,951
General Mills Inc.	5,577	352,857
Hain Celestial Group Inc. (The)(a)(b)	728	24,737
Hershey Co. (The)	1,280	186,125
Hormel Foods Corp.	1,707	86,818
Hostess Brands Inc.(a)	455	5,769
Ingredion Inc.	399	34,514
J&J Snack Foods Corp.	91	11,205
JM Smucker Co. (The)	929	101,586
John B Sanfilippo & Son Inc.	63	5,555
Kellogg Co.	2,308	159,229
Kraft Heinz Co. (The)	4,756	163,511
Lamb Weston Holdings Inc.	938	56,355
Lancaster Colony Corp.	119	18,872
McCormick & Co. Inc./MD, NVS(b)	697	135,845
Mondelez International Inc., Class A	8,054	446,916
Performance Food Group Co.(a)	427	11,965
Pilgrim’s Pride Corp.(a)	210	3,224
Post Holdings Inc.(a)	574	50,937
Sanderson Farms Inc.	84	9,366
Seaboard Corp.	1	2,703
Simply Good Foods Co. (The)(a)	502	12,068
Sprouts Farmers Market Inc.(a)	315	8,310
Sysco Corp.	2,492	131,702
Tootsie Roll Industries Inc.	102	3,233
TreeHouse Foods Inc.(a)	448	19,631
Tyson Foods Inc., Class A	1,909	117,308
U.S. Foods Holding Corp.(a)	833	16,910
United Natural Foods Inc.(a)	154	3,057

		2,483,032

Holding Companies – Diversified — 0.1%
Cannae Holdings Inc.(a)	208	7,837

Household Products & Wares — 3.0%
ACCO Brands Corp.	2	13
Central Garden & Pet Co., Class A, NVS(a)	91	3,153
Church & Dwight Co. Inc.	803	77,353
Clorox Co. (The)	395	93,421
Helen of Troy Ltd.(a)	55	10,354
Kimberly-Clark Corp.	720	109,469

		293,763

Housewares — 0.2%
Scotts Miracle-Gro Co. (The)	98	15,540
Tupperware Brands Corp.	112	1,728

		17,268

Machinery — 0.2%
AGCO Corp.	161	10,566
Middleby Corp. (The)(a)	119	9,884
Welbilt Inc.(a)	247	1,502

		21,952

Manufacturing — 0.1%
AptarGroup Inc.	63	7,257

20	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments July 31, 2020	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Manufacturing (continued)
John Bean Technologies Corp.	84	$7,876

		15,133

Packaging & Containers — 2.8%
Amcor PLC(a)	720	7,416
Ball Corp.	1,665	122,594
Berry Global Group Inc.(a)	433	21,646
Crown Holdings Inc.(a)	638	45,668
Graphic Packaging Holding Co.	1,553	21,649
O-I Glass Inc.	546	5,700
Packaging Corp. of America	135	12,976
Sealed Air Corp.	301	10,740
Silgan Holdings Inc.	259	9,907
Sonoco Products Co.	294	15,211

		273,507

Pharmaceuticals — 2.5%
Elanco Animal Health Inc.(a)	1,027	24,268
Herbalife Nutrition Ltd.(a)	321	16,448
Neogen Corp.(a)	189	14,509
Perrigo Co. PLC	92	4,878
Prestige Consumer Healthcare Inc.(a)	154	5,727
Zoetis Inc.	1,163	176,404

		242,234

Real Estate Investment Trusts — 1.4%
Americold Realty Trust	589	23,766
Equinix Inc.	142	111,538

		135,304

Retail — 11.7%
BJ’s Restaurants Inc.	43	863
Casey’s General Stores Inc.	77	12,258
Cheesecake Factory Inc. (The)	98	2,352
Chipotle Mexican Grill Inc.(a)	112	129,378
Cracker Barrel Old Country Store Inc.	35	3,866
Darden Restaurants Inc.	176	13,358
Dunkin’ Brands Group Inc.	317	21,787
Freshpet Inc.(a)	184	17,673
Jack in the Box Inc.	63	5,173

Security	Shares	Value

Retail (continued)
McDonald’s Corp.	2,204	$428,193
Shake Shack Inc., Class A(a)	71	3,447
Starbucks Corp.	4,829	369,563
Walmart Inc.	27	3,494
Wendy’s Co. (The)	497	11,521
Wingstop Inc.	63	9,844
Yum China Holdings Inc.	840	43,042
Yum! Brands Inc.	861	78,394

		1,154,206

Toys, Games & Hobbies — 0.1%
Mattel Inc.(a)	821	9,121

Total Common Stocks — 99.2% (Cost: $8,963,850)		9,783,351

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(c)(d)(e)	162,278	162,457
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(c)(d)	66,000	66,000

		228,457

Total Short-Term Investments — 2.3% (Cost: $228,312)		228,457

Total Investments in Securities — 101.5% (Cost: $9,192,162)		10,011,808

Other Assets, Less Liabilities — (1.5)%		(152,457)

Net Assets — 100.0%		$9,859,351

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,021	$134,338	(a)	$—	$(47)	$145	$162,457	162,278	$1,314	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,000	47,000	(a)	—	—	—	66,000	66,000	557		—

					$(47)	$145	$228,457		$1,871		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

SCHEDULE OF INVESTMENTS	21

Schedule of Investments July 31, 2020	iShares® Evolved U.S. Consumer Staples ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,783,351	$—	$—	$9,783,351
Money Market Funds	228,457	—	—	228,457

	$10,011,808	$—	$—	$10,011,808

See notes to financial statements.

22	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments July 31, 2020	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)	377	$6,805

Airlines — 0.1%
Alaska Air Group Inc.	182	6,268
JetBlue Airways Corp.(a)	483	4,994

		11,262

Apparel — 5.7%
Capri Holdings Ltd.(a)	582	8,718
Carter’s Inc.	245	19,286
Columbia Sportswear Co.	126	9,556
Crocs Inc.(a)	238	8,554
Deckers Outdoor Corp.(a)	131	27,412
Hanesbrands Inc.	1,288	18,199
Nike Inc., Class B	4,259	415,721
Oxford Industries Inc.	84	3,607
PVH Corp.	357	17,372
Ralph Lauren Corp.	211	15,044
Skechers U.S.A. Inc., Class A(a)	588	17,217
Steven Madden Ltd.	390	8,260
Tapestry Inc.	1,295	17,301
Under Armour Inc., Class A(a)	707	7,438
Under Armour Inc., Class C, NVS(a)	721	6,842
VF Corp.	1,366	82,452
Wolverine World Wide Inc.	217	5,217

		688,196

Beverages — 0.1%
Constellation Brands Inc., Class A	46	8,197

Building Materials — 0.2%
American Woodmark Corp.(a)	28	2,257
Masco Corp.	286	16,348

		18,605

Chemicals — 0.0%
Valvoline Inc.	294	6,033

Commercial Services — 2.0%
Aaron’s Inc.	252	13,148
Avis Budget Group Inc.(a)	119	3,082
Bright Horizons Family Solutions Inc.(a)	35	3,753
Brink’s Co. (The)	63	2,794
Cintas Corp.	126	38,036
Euronet Worldwide Inc.(a)	70	6,730
FleetCor Technologies Inc.(a)	24	6,206
Grand Canyon Education Inc.(a)	63	5,591
H&R Block Inc.	392	5,684
ManpowerGroup Inc.	105	7,223
Monro Inc.(b)	119	6,700
PayPal Holdings Inc.(a)	422	82,741
Rent-A-Center Inc./TX	202	5,842
Rollins Inc.	210	11,004
ServiceMaster Global Holdings Inc.(a)	238	9,732
Square Inc., Class A(a)	200	25,970
WW International Inc.(a)(b)	63	1,624

		235,860

Computers — 6.0%
Apple Inc.	1,684	715,767

Cosmetics & Personal Care — 3.9%
Coty Inc., Class A	359	1,332

Security	Shares	Value

Cosmetics & Personal Care (continued)
Estee Lauder Companies Inc. (The), Class A	626	$123,660
Inter Parfums Inc.	54	2,208
Procter & Gamble Co. (The)	2,622	343,797

		470,997

Distribution & Wholesale — 1.0%
Core-Mark Holding Co. Inc.	103	2,731
Fastenal Co.	654	30,764
G-III Apparel Group Ltd.(a)	203	2,008
HD Supply Holdings Inc.(a)	217	7,617
LKQ Corp.(a)	357	10,064
Pool Corp.	77	24,386
SiteOne Landscape Supply Inc.(a)	63	8,066
WW Grainger Inc.	84	28,688

		114,324

Diversified Financial Services — 0.7%
Alliance Data Systems Corp.	63	2,795
LendingTree Inc.(a)	7	2,424
Mastercard Inc., Class A	29	8,947
Visa Inc., Class A	369	70,258

		84,424

Entertainment — 0.5%
Churchill Downs Inc.	69	9,558
Cinemark Holdings Inc.	224	2,650
Live Nation Entertainment Inc.(a)	315	14,745
Madison Square Garden Sports Corp.(a)	35	5,379
Marriott Vacations Worldwide Corp.	62	5,249
Penn National Gaming Inc.(a)	43	1,455
Red Rock Resorts Inc., Class A	203	2,225
Scientific Games Corp./DE, Class A(a)	77	1,353
SeaWorld Entertainment Inc.(a)	153	2,214
Six Flags Entertainment Corp.	119	2,069
Vail Resorts Inc.	91	17,475

		64,372

Food — 1.5%
Beyond Meat Inc.(a)	59	7,428
Flowers Foods Inc.	315	7,166
Grocery Outlet Holding Corp.(a)	257	11,305
Kroger Co. (The)	3,095	107,675
Performance Food Group Co.(a)	224	6,277
Sprouts Farmers Market Inc.(a)	441	11,634
Sysco Corp.	489	25,844
U.S. Foods Holding Corp.(a)	378	7,673

		185,002

Food Service — 0.1%
Aramark	560	11,827

Holding Companies – Diversified — 0.0%
Cannae Holdings Inc.(a)	105	3,956

Home Builders — 0.1%
Taylor Morrison Home Corp.(a)	140	3,283
Toll Brothers Inc.	182	6,952

		10,235

Home Furnishings — 0.1%
Sleep Number Corp.(a)	82	3,813
Tempur Sealy International Inc.(a)	119	9,633

		13,446

Household Products & Wares — 0.3%
Helen of Troy Ltd.(a)	36	6,777

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (continued) July 31, 2020	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products & Wares (continued)
Kimberly-Clark Corp.	182	$27,671
Spectrum Brands Holdings Inc.	28	1,517

		35,965

Housewares — 0.2%
Newell Brands Inc.	663	10,873
Scotts Miracle-Gro Co. (The)	56	8,880
Tupperware Brands Corp.	77	1,188

		20,941

Internet — 23.7%
Amazon.com Inc.(a)	754	2,386,170
Booking Holdings Inc.(a)	71	118,011
Cars.com Inc.(a)	105	853
Chewy Inc., Class A(a)	107	5,616
eBay Inc.	862	47,651
Etsy Inc.(a)	203	24,031
Expedia Group Inc.	167	13,529
Groupon Inc.(a)	42	645
Grubhub Inc.(a)	154	11,125
MercadoLibre Inc.(a)	85	95,593
Pinterest Inc., Class A(a)	650	22,289
Stamps.com Inc.(a)	21	5,466
Stitch Fix Inc., Class A(a)	96	2,126
TripAdvisor Inc.	175	3,540
Uber Technologies Inc.(a)	1,455	44,028
Wayfair Inc., Class A(a)	218	58,008

		2,838,681

Leisure Time — 0.5%
Carnival Corp.	915	12,700
Norwegian Cruise Line Holdings Ltd.(a)	365	4,979
Planet Fitness Inc., Class A(a)	364	19,001
Polaris Inc.	49	5,078
Royal Caribbean Cruises Ltd.	274	13,346

		55,104

Lodging — 1.8%
Boyd Gaming Corp.	145	3,432
Choice Hotels International Inc.	112	9,413
Extended Stay America Inc.	301	3,434
Hilton Grand Vacations Inc.(a)	147	2,984
Hilton Worldwide Holdings Inc.	775	58,164
Hyatt Hotels Corp., Class A	112	5,376
Las Vegas Sands Corp.	793	34,607
Marriott International Inc./MD, Class A	542	45,433
MGM Resorts International	1,001	16,106
Wyndham Destinations Inc.	287	7,634
Wyndham Hotels & Resorts Inc.	335	14,794
Wynn Resorts Ltd.	175	12,675

		214,052

Office Furnishings — 0.0%
Herman Miller Inc.	84	1,968

Oil & Gas — 0.1%
Murphy USA Inc.(a)	84	11,123

Pharmaceuticals — 0.1%
Herbalife Nutrition Ltd.(a)	166	8,506

Real Estate — 0.0%
RE/MAX Holdings Inc., Class A	49	1,586

Security	Shares	Value

Real Estate Investment Trusts — 0.2%
Apple Hospitality REIT Inc.	294	$2,593
Host Hotels & Resorts Inc.	931	10,036
Macerich Co. (The)(b)	191	1,457
Park Hotels & Resorts Inc.	210	1,737
Ruth’s Hospitality Group Inc.	126	844
Ryman Hospitality Properties Inc.	56	1,793
Tailored Brands Inc.	245	74
Taubman Centers Inc.	126	4,879

		23,413

Retail — 49.9%
Abercrombie & Fitch Co., Class A	363	3,496
Advance Auto Parts Inc.	252	37,835
American Eagle Outfitters Inc.	819	8,190
Ascena Retail Group Inc.(a)	45	32
At Home Group Inc.(a)	204	2,534
AutoNation Inc.(a)	147	7,547
AutoZone Inc.(a)	77	92,971
Beacon Roofing Supply Inc.(a)	84	2,617
Bed Bath & Beyond Inc.	599	6,481
Best Buy Co. Inc.	743	73,995
Big Lots Inc.	217	8,537
BJ’s Restaurants Inc.	63	1,264
BJ’s Wholesale Club Holdings Inc.(a)	491	19,665
Bloomin’ Brands Inc.	336	3,871
Boot Barn Holdings Inc.(a)	151	2,923
Brinker International Inc.	167	4,491
Buckle Inc. (The)	133	2,132
Burlington Stores Inc.(a)	318	59,784
Caleres Inc.	175	1,104
CarMax Inc.(a)	476	46,158
Carvana Co.(a)	123	19,059
Casey’s General Stores Inc.	147	23,401
Cheesecake Factory Inc. (The)	147	3,528
Chipotle Mexican Grill Inc.(a)	71	82,016
Costco Wholesale Corp.	1,773	577,165
Cracker Barrel Old Country Store Inc.	98	10,826
Darden Restaurants Inc.	469	35,597
Dave & Buster’s Entertainment Inc.	148	1,826
Denny’s Corp.(a)	252	2,239
Designer Brands Inc. , Class A	336	1,986
Dick’s Sporting Goods Inc.	302	13,777
Dine Brands Global Inc.	70	3,180
Dollar General Corp.	1,092	207,917
Dollar Tree Inc.(a)	1,119	104,459
Domino’s Pizza Inc.	145	56,058
Dunkin’ Brands Group Inc.	175	12,028
FirstCash Inc.	133	7,666
Five Below Inc.(a)	273	29,732
Floor & Decor Holdings Inc., Class A(a)	245	16,145
Foot Locker Inc.	448	13,167
Gap Inc. (The)	1,463	19,560
Genesco Inc.(a)	98	1,524
Genuine Parts Co.	217	19,563
Home Depot Inc. (The)	3,702	982,844
Jack in the Box Inc.	79	6,487
Kohl’s Corp.	799	15,213
L Brands Inc.	1,230	30,024
La-Z-Boy Inc.	126	3,586
Lithia Motors Inc., Class A	49	11,228
Lowe’s Companies Inc.	2,518	374,955

24	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) July 31, 2020	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail (continued)
Lululemon Athletica Inc.(a)	545	$177,447
Macy’s Inc.	1,817	11,011
McDonald’s Corp.	1,880	365,246
MSC Industrial Direct Co. Inc., Class A	70	4,621
National Vision Holdings Inc.(a)	175	5,598
Nordstrom Inc.	547	7,488
Ollie’s Bargain Outlet Holdings Inc.(a)	285	29,953
O’Reilly Automotive Inc.(a)	289	137,963
Papa John’s International Inc.	82	7,763
PriceSmart Inc.	98	6,406
Qurate Retail Inc. Series A(a)	370	4,037
RH(a)	79	22,707
Ross Stores Inc.	1,694	151,901
Sally Beauty Holdings Inc.(a)	567	6,583
Shake Shack Inc., Class A(a)	84	4,078
Signet Jewelers Ltd.	251	2,696
Starbucks Corp.	2,579	197,371
Target Corp.	2,204	277,440
Texas Roadhouse Inc.	252	14,160
Tiffany & Co.	416	52,150
TJX Companies Inc. (The)	5,384	279,914
Tractor Supply Co.	482	68,801
Ulta Beauty Inc.(a)	269	51,914
Urban Outfitters Inc.(a)	350	5,789
Walgreens Boots Alliance Inc.	1,807	73,563
Walmart Inc.	5,624	727,746
Wendy’s Co. (The)	595	13,792
Williams-Sonoma Inc.	355	30,928
Wingstop Inc.	84	13,125
Yum China Holdings Inc.	1,102	56,466
Yum! Brands Inc.	1,035	94,237

		5,975,277

Software — 0.1%
Intuit Inc.	35	10,723
Take-Two Interactive Software Inc.(a)	33	5,413

		16,136

Security	Shares	Value

Textiles — 0.0%
UniFirst Corp./MA	28	$5,221

Toys, Games & Hobbies — 0.2%
Hasbro Inc.	168	12,224
Mattel Inc.(a)	530	5,888

		18,112

Transportation — 0.4%
FedEx Corp.	294	49,510

Total Common Stocks — 99.6% (Cost: $10,336,966)		11,924,903

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(c)(d)(e)	4,967	4,972
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(c)(d)	45,000	45,000

		49,972

Total Short-Term Investments — 0.4% (Cost: $49,963)		49,972

Total Investments in Securities — 100.0% (Cost: $10,386,929)		11,974,875

Other Assets, Less Liabilities — 0.0%		5,661

Net Assets — 100.0%		$11,980,536

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,828	$—		$(23,160	)(a)	$298	$6	$4,972	4,967	$991	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	29,000	16,000	(a)	—		—	—	45,000	45,000	932		—

						$298	$6	$49,972		$1,923		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (continued) July 31, 2020	iShares® Evolved U.S. Discretionary Spending ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,924,903	$—	$—	$11,924,903
Money Market Funds	49,972	—	—	49,972

	$11,974,875	$—	$—	$11,974,875

See notes to financial statements.

26	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments July 31, 2020	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 39.5%
Ameris Bancorp.	64	$1,477
Associated Banc-Corp.	347	4,456
Atlantic Union Bankshares Corp.	140	3,160
BancFirst Corp.	46	2,004
Bank of America Corp.	7,440	185,107
Bank of Hawaii Corp.	94	5,323
Bank of New York Mellon Corp. (The)	1,222	43,809
Bank OZK	226	5,435
BankUnited Inc.	216	4,350
Banner Corp.	52	1,842
BOK Financial Corp.	53	2,952
Bryn Mawr Bank Corp.	63	1,641
Cathay General Bancorp.	180	4,352
CIT Group Inc.	167	3,168
Citigroup Inc.	2,773	138,678
Citizens Financial Group Inc.	830	20,592
City Holding Co.	40	2,498
Columbia Banking System Inc.	153	4,426
Comerica Inc.	264	10,169
Commerce Bancshares Inc.	193	11,051
Community Bank System Inc.	114	6,410
ConnectOne Bancorp. Inc.	76	1,048
Cullen/Frost Bankers Inc.	118	8,503
CVB Financial Corp.	243	4,391
Eagle Bancorp. Inc.	67	2,015
East West Bancorp. Inc.	288	9,982
Enterprise Financial Services Corp.	58	1,686
Fifth Third Bancorp.	1,330	26,414
First BanCorp./Puerto Rico	384	2,089
First Bancorp./Southern Pines NC	71	1,467
First Busey Corp.	112	1,915
First Citizens BancShares Inc./NC, Class A	12	5,111
First Commonwealth Financial Corp.	268	2,109
First Financial Bancorp.	210	2,922
First Financial Bankshares Inc.	284	8,497
First Hawaiian Inc.	261	4,536
First Horizon National Corp.	1,165	10,800
First Interstate BancSystem Inc., Class A	83	2,416
First Midwest Bancorp. Inc.	230	2,791
Flagstar Bancorp. Inc.	62	1,946
FNB Corp.	695	5,150
Fulton Financial Corp.	382	3,705
Glacier Bancorp. Inc.	172	6,073
Goldman Sachs Group Inc. (The)	522	103,335
Great Western Bancorp. Inc.	127	1,651
Hancock Whitney Corp.	169	3,221
Hanmi Financial Corp.	78	720
Heartland Financial USA Inc.	71	2,218
Heritage Financial Corp./WA	75	1,419
Hilltop Holdings Inc.	160	3,115
Home BancShares Inc./AR	318	5,193
Hope Bancorp Inc.	282	2,377
Huntington Bancshares Inc./OH	1,901	17,622
Independent Bank Corp.	58	3,742
Independent Bank Group Inc.	43	1,889
International Bancshares Corp.	134	4,076
JPMorgan Chase & Co.	1,820	175,885
KeyCorp.	1,838	22,074

Security	Shares	Value

Banks (continued)
Lakeland Bancorp. Inc.	132	$1,344
Lakeland Financial Corp.	67	2,965
M&T Bank Corp.	137	14,515
Meta Financial Group Inc.	57	1,064
Morgan Stanley	1,803	88,131
National Bank Holdings Corp., Class A	71	1,972
NBT Bancorp. Inc.	113	3,366
Northern Trust Corp.	350	27,423
OFG Bancorp	94	1,230
Old National Bancorp./IN	329	4,603
PacWest Bancorp.	229	4,185
Park National Corp.	33	2,830
Pinnacle Financial Partners Inc.	147	5,824
Popular Inc.	173	6,420
Prosperity Bancshares Inc.	173	9,612
Regions Financial Corp.	1,846	20,048
Renasant Corp.	114	2,648
S&T Bancorp. Inc.	84	1,806
Sandy Spring Bancorp. Inc.	78	1,803
Seacoast Banking Corp. of Florida(a)	99	1,869
ServisFirst Bancshares Inc.	94	3,440
Simmons First National Corp., Class A	177	2,936
South State Corp.	133	6,339
Southside Bancshares Inc.	85	2,355
State Street Corp.	597	38,083
SVB Financial Group(a)	95	21,306
Synovus Financial Corp.	297	5,985
TCF Financial Corp.	279	7,670
Texas Capital Bancshares Inc.(a)	54	1,794
Tompkins Financial Corp.	38	2,452
Truist Financial Corp.	2,509	93,987
Trustmark Corp.	72	1,622
U.S. Bancorp.	2,492	91,805
UMB Financial Corp.	94	4,681
Umpqua Holdings Corp.	398	4,318
United Community Banks Inc./GA	128	2,295
Valley National Bancorp.	594	4,437
Veritex Holdings Inc.	64	1,070
Webster Financial Corp.	186	5,072
Wells Fargo & Co.	6,861	166,448
WesBanco Inc.	103	2,043
Westamerica Bancorp.	61	3,682
Western Alliance Bancorp.	152	5,464
Wintrust Financial Corp.	116	4,965
Zions Bancorp. N.A.	357	11,592

		1,626,502

Commercial Services — 5.9%
Automatic Data Processing Inc.	211	28,044
Avalara Inc.(a)	26	3,496
CoreLogic Inc.	64	4,362
Equifax Inc.	78	12,680
Euronet Worldwide Inc.(a)	25	2,404
EVERTEC Inc.	66	2,049
FleetCor Technologies Inc.(a)	42	10,860
FTI Consulting Inc.(a)	21	2,508
Global Payments Inc.	165	29,373
Grand Canyon Education Inc.(a)	23	2,041
Green Dot Corp., Class A(a)	57	2,889
HealthEquity Inc.(a)	37	1,908
Insperity Inc.	29	1,939

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (continued) July 31, 2020	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services (continued)
MarketAxess Holdings Inc.	29	$14,984
Moody’s Corp.	135	37,975
Morningstar Inc.	17	2,857
S&P Global Inc.	140	49,035
Service Corp. International	111	4,813
Verisk Analytics Inc.	127	23,966
WEX Inc.(a)	37	5,860

		244,043

Computers — 0.1%
Genpact Ltd.	66	2,628

Diversified Financial Services — 14.0%
Affiliated Managers Group Inc.(b)	61	4,196
Alliance Data Systems Corp.	30	1,331
Ally Financial Inc.	601	12,080
American Express Co.	809	75,496
Ameriprise Financial Inc.	187	28,729
Ares Management Corp., Class A	76	3,035
Artisan Partners Asset Management Inc., Class A	70	2,536
BGC Partners Inc., Class A	217	601
Boston Private Financial Holdings Inc.	128	753
Capital One Financial Corp.	723	46,127
Cboe Global Markets Inc.	101	8,858
Charles Schwab Corp. (The)	1,668	55,294
CME Group Inc.	224	37,224
Cohen & Steers Inc.	36	2,167
Credit Acceptance Corp.(a)	16	7,487
Discover Financial Services	392	19,377
Eaton Vance Corp., NVS	167	6,035
Evercore Inc., Class A	38	2,101
Federated Investors Inc., Class B	132	3,480
Franklin Resources Inc.	372	7,831
Hamilton Lane Inc., Class A	24	1,734
Houlihan Lokey Inc.	40	2,192
Interactive Brokers Group Inc., Class A	71	3,522
Intercontinental Exchange Inc.	438	42,390
Invesco Ltd.	336	3,373
Janus Henderson Group PLC	264	5,515
Jefferies Financial Group Inc.	307	4,973
KKR & Co. Inc.	539	19,064
Legg Mason Inc.	126	6,299
LendingTree Inc.(a)(b)	5	1,731
LPL Financial Holdings Inc.	104	8,218
Mastercard Inc., Class A	80	24,682
Moelis & Co., Class A	41	1,221
Nasdaq Inc.	105	13,788
Navient Corp.	271	2,157
OneMain Holdings Inc.	116	3,329
Raymond James Financial Inc.	207	14,382
Santander Consumer USA Holdings Inc.(b)	110	2,020
SEI Investments Co.	153	8,007
SLM Corp.	711	4,814
Stifel Financial Corp.	123	5,963
Synchrony Financial	753	16,664
T Rowe Price Group Inc.	271	37,425
Tradeweb Markets Inc., Class A	54	2,920
Virtu Financial Inc., Class A	101	2,505
Visa Inc., Class A	23	4,379
Waddell & Reed Financial Inc., Class A	137	1,999

Security	Shares	Value

Diversified Financial Services (continued)
Western Union Co. (The)	288	$6,993

		576,997

Electric — 0.1%
Hawaiian Electric Industries Inc.	139	5,040

Engineering & Construction — 0.1%
frontdoor Inc.(a)	55	2,310

Forest Products & Paper — 0.1%
International Paper Co.	156	5,427

Health Care – Services — 3.8%
Anthem Inc.	133	36,416
Centene Corp.(a)	109	7,112
Cigna Corp.(a)	275	47,490
Humana Inc.	5	1,962
Molina Healthcare Inc.(a)	42	7,757
UnitedHealth Group Inc.	189	57,226

		157,963

Home Builders — 0.3%
NVR Inc.(a)	3	11,790

Household Products & Wares — 0.0%
Spectrum Brands Holdings Inc.	8	433

Insurance — 26.2%
Aflac Inc.	1,181	42,008
Alleghany Corp.	26	13,580
Allstate Corp. (The)	516	48,705
American Financial Group Inc./OH	139	8,447
American International Group Inc.	1,525	49,013
American National Group Inc.	22	1,620
Aon PLC, Class A	173	35,503
Arch Capital Group Ltd.(a)	563	17,312
Argo Group International Holdings Ltd.	56	1,877
Arthur J Gallagher & Co.	250	26,872
Assurant Inc.	74	7,953
Assured Guaranty Ltd.	85	1,856
Athene Holding Ltd., Class A(a)(b)	340	10,965
Axis Capital Holdings Ltd.	134	5,376
Berkshire Hathaway Inc., Class B(a)	586	114,727
Brighthouse Financial Inc.(a)	154	4,364
Brown & Brown Inc.	331	15,051
Cincinnati Financial Corp.	296	23,067
CNA Financial Corp.	66	2,198
CNO Financial Group Inc.	209	3,156
eHealth Inc.(a)	16	1,106
Employers Holdings Inc.	56	1,821
Enstar Group Ltd.(a)	19	3,191
Equitable Holdings Inc.	602	12,317
Erie Indemnity Co., Class A, NVS	27	5,673
Essent Group Ltd.	131	4,694
Everest Re Group Ltd.	71	15,534
Fidelity National Financial Inc.	416	13,462
First American Financial Corp.	190	9,692
Genworth Financial Inc., Class A(a)	1,014	2,069
Globe Life Inc.	198	15,761
Hanover Insurance Group Inc. (The)	81	8,252
Hartford Financial Services Group Inc. (The)	637	26,958
Horace Mann Educators Corp.	85	3,194
James River Group Holdings Ltd.	48	2,223

28	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) July 31, 2020	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Kemper Corp.	121	$9,501
Kinsale Capital Group Inc.	39	7,601
Lincoln National Corp.	371	13,827
Loews Corp.	240	8,738
Markel Corp.(a)	19	19,846
Marsh & McLennan Companies Inc.	586	68,328
Mercury General Corp.	60	2,575
MetLife Inc.	1,308	49,508
MGIC Investment Corp.	653	5,400
National General Holdings Corp.	118	4,011
NMI Holdings Inc., Class A(a)	139	2,157
Old Republic International Corp.	379	6,091
Palomar Holdings Inc.(a)	39	3,562
Primerica Inc.	56	6,701
Principal Financial Group Inc.	503	21,342
ProAssurance Corp.	105	1,544
Progressive Corp. (The)	981	88,624
Prudential Financial Inc.	723	45,817
Radian Group Inc.	321	4,789
RenaissanceRe Holdings Ltd.	75	13,528
RLI Corp.	90	7,932
Safety Insurance Group Inc.	33	2,497
Selective Insurance Group Inc.	112	6,086
Travelers Companies Inc. (The)	454	51,947
Universal Insurance Holdings Inc.	64	1,121
Unum Group	394	6,789
Voya Financial Inc.	255	12,597
White Mountains Insurance Group Ltd.	6	5,281
Willis Towers Watson PLC	116	24,361
WR Berkley Corp.	283	17,475

		1,079,173

Internet — 0.8%
E*TRADE Financial Corp.	370	18,785
Lyft Inc., Class A(a)	159	4,647
TD Ameritrade Holding Corp.	275	9,870

		33,302

Machinery — 0.9%
Caterpillar Inc.	257	34,150
Vertiv Holdings Co.(a)	196	2,842

		36,992

Media — 0.1%
FactSet Research Systems Inc.	16	5,541

Pharmaceuticals — 0.8%
CVS Health Corp.	491	30,904

Private Equity — 0.7%
Blackstone Group Inc. (The), Class A	499	26,587

Real Estate Investment Trusts — 0.7%
AGNC Investment Corp.	213	2,897
Annaly Capital Management Inc.	930	6,891
MFA Financial Inc.	382	1,005
New Residential Investment Corp.	268	2,125
Two Harbors Investment Corp.	150	814
Weyerhaeuser Co.	492	13,683

		27,415

Security	Shares	Value

Retail — 0.1%
FirstCash Inc.	30	$1,729

Savings & Loans — 1.2%
Axos Financial Inc.(a)	95	2,129
Berkshire Hills Bancorp. Inc.	75	747
Brookline Bancorp. Inc.	175	1,679
Capitol Federal Financial Inc.	292	2,818
Investors Bancorp. Inc.	501	4,068
Meridian Bancorp. Inc.	113	1,289
New York Community Bancorp. Inc.	937	9,867
Northwest Bancshares Inc.	224	2,206
OceanFirst Financial Corp.	97	1,486
Pacific Premier Bancorp. Inc.	95	1,996
People’s United Financial Inc.	759	8,190
Provident Financial Services Inc.	140	1,911
Sterling Bancorp./DE	450	5,062
Washington Federal Inc.	174	4,061
WSFS Financial Corp.	118	3,367

		50,876

Semiconductors — 0.2%
Intel Corp.	155	7,398

Software — 3.5%
Black Knight Inc.(a)	48	3,596
Broadridge Financial Solutions Inc.	90	12,091
Fidelity National Information Services Inc.	456	66,717
Fiserv Inc.(a)	277	27,642
Jack Henry & Associates Inc.	11	1,961
MSCI Inc.	44	16,543
Paychex Inc.	155	11,148
SS&C Technologies Holdings Inc.	91	5,232

		144,930

Total Common Stocks — 99.1% (Cost: $4,879,934)		4,077,980

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(c)(d)(e)	8,494	8,503
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(c)(d)	30,000	30,000

		38,503

Total Short-Term Investments — 0.9% (Cost: $38,504)		38,503

Total Investments in Securities — 100.0% (Cost: $4,918,438)		4,116,483

Other Assets, Less Liabilities — (0.0)%		(1,586)

Net Assets — 100.0%		$4,114,897

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (continued) July 31, 2020	iShares® Evolved U.S. Financials ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,490	$6,953	(a)	$—	$61	$(1)	$8,503	8,494	$91	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,000	6,000	(a)	—	—	—	30,000	30,000	331		—

					$61	$(1)	$38,503		$422		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,077,980	$—	$—	$4,077,980
Money Market Funds	38,503	—	—	38,503

	$4,116,483	$—	$—	$4,116,483

See notes to financial statements.

30	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments July 31, 2020	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 4.0%
Amgen Inc.	216	$52,849
Bio-Rad Laboratories Inc., Class A(a)	97	50,914
Exact Sciences Corp.(a)	748	70,873
Guardant Health Inc.(a)	244	20,784
Illumina Inc.(a)(b)	910	347,766
Livongo Health Inc.(a)	197	25,068
Myriad Genetics Inc.(a)	414	4,997
NeoGenomics Inc.(a)	540	20,644
Veracyte Inc.(a)	315	11,236

		605,131

Commercial Services — 0.5%
Adtalem Global Education Inc.(a)	179	6,147
AMN Healthcare Services Inc.(a)	297	16,317
Bright Horizons Family Solutions Inc.(a)	144	15,443
Grand Canyon Education Inc.(a)	137	12,157
HMS Holdings Corp.(a)	585	19,013
Laureate Education Inc., Class A(a)	306	3,880
Strategic Education Inc.	45	5,679

		78,636

Computers — 0.3%
Leidos Holdings Inc.	188	17,890
Maximus Inc.	269	19,963

		37,853

Electrical Components & Equipment — 0.1%
Novanta Inc.(a)	161	16,692

Electronics — 1.2%
Agilent Technologies Inc.	1,002	96,523
OSI Systems Inc.(a)	81	5,748
PerkinElmer Inc.	425	50,537
Waters Corp.(a)	163	34,743

		187,551

Environmental Control — 0.0%
Stericycle Inc.(a)	125	7,554

Food Service — 0.1%
Healthcare Services Group Inc.	323	8,459

Health Care – Products — 47.4%
10X Genomics Inc., Class A(a)	118	11,608
Abbott Laboratories	12,649	1,272,995
ABIOMED Inc.(a)	279	83,683
Adaptive Biotechnologies Corp.(a)	152	5,673
Align Technology Inc.(a)	206	60,527
AngioDynamics Inc.(a)	216	1,784
AtriCure Inc.(a)	216	8,815
Atrion Corp.	9	5,581
Avanos Medical Inc.(a)	180	5,521
Avantor Inc.(a)	674	14,882
Axogen Inc.(a)	99	1,126
Baxter International Inc.	1,692	146,155
Bio-Techne Corp.	126	34,670
BioTelemetry Inc.(a)	207	8,810
Boston Scientific Corp.(a)	9,944	383,540
Bruker Corp.	342	15,260
Cardiovascular Systems Inc.(a)	189	5,761
CareDx Inc.(a)	245	8,171
Cooper Companies Inc. (The)	297	84,030

Security	Shares	Value

Health Care – Products (continued)
CryoLife Inc.(a)(b)	216	$4,192
Cutera Inc.(a)	63	896
Danaher Corp.	2,847	580,219
Dentsply Sirona Inc.	755	33,673
Edwards Lifesciences Corp.(a)	4,347	340,848
GenMark Diagnostics Inc.(a)	414	7,394
Glaukos Corp.(a)	126	5,506
Globus Medical Inc., Class A(a)	531	25,584
Haemonetics Corp.(a)	216	18,934
Henry Schein Inc.(a)	713	49,004
Hill-Rom Holdings Inc.	326	31,694
Hologic Inc.(a)	1,396	97,413
ICU Medical Inc.(a)	90	16,536
IDEXX Laboratories Inc.(a)	357	141,997
Inogen Inc.(a)	117	3,592
Inspire Medical Systems Inc.(a)	110	10,930
Insulet Corp.(a)	404	82,157
Integer Holdings Corp.(a)	135	8,879
Integra LifeSciences Holdings Corp.(a)	378	18,049
Intersect ENT Inc.(a)	99	1,702
Intuitive Surgical Inc.(a)	788	540,127
iRhythm Technologies Inc.(a)	168	20,913
LeMaitre Vascular Inc.(b)	99	2,904
LivaNova PLC(a)	325	15,125
Luminex Corp.	207	7,535
Masimo Corp.(a)	333	73,300
Medtronic PLC	9,253	892,729
Merit Medical Systems Inc.(a)	306	13,684
Natera Inc.(a)	388	18,632
Natus Medical Inc.(a)	189	3,512
Nevro Corp.(a)	144	19,146
Novocure Ltd.(a)	225	17,053
NuVasive Inc.(a)	324	18,513
OraSure Technologies Inc.(a)	351	6,371
Orthofix Medical Inc.(a)	107	3,286
Patterson Companies Inc.	362	9,615
Penumbra Inc.(a)	189	41,941
Quidel Corp.(a)	180	50,845
ResMed Inc.	890	180,234
Shockwave Medical Inc.(a)	136	6,707
Silk Road Medical Inc.(a)	161	7,480
STAAR Surgical Co.(a)	242	14,082
Steris PLC	224	35,757
Stryker Corp.	2,279	440,531
Tactile Systems Technology Inc.(a)	119	4,877
Tandem Diabetes Care Inc.(a)	308	32,174
Teleflex Inc.	295	110,064
Thermo Fisher Scientific Inc.	1,575	651,971
Varex Imaging Corp.(a)	153	2,399
Varian Medical Systems Inc.(a)	414	59,086
Wright Medical Group NV(a)(b)	522	15,670
Zimmer Biomet Holdings Inc.	1,149	154,954

		7,109,008

Health Care – Services — 25.6%
Acadia Healthcare Co. Inc.(a)	576	17,171
Addus HomeCare Corp.(a)	74	7,134
Amedisys Inc.(a)	244	57,135
Anthem Inc.	1,304	357,035
Centene Corp.(a)	3,247	211,867
Charles River Laboratories International Inc.(a)	81	16,118

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (continued) July 31, 2020	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care – Services (continued)
Chemed Corp.	64	$31,500
Cigna Corp.(a)	1,540	265,943
DaVita Inc.(a)	540	47,191
Encompass Health Corp.	735	50,039
Ensign Group Inc. (The)	230	10,578
Envista Holdings Corp.(a)	510	11,154
HCA Healthcare Inc.	1,821	230,611
Humana Inc.	808	317,100
Invitae Corp.(a)	442	12,906
IQVIA Holdings Inc.(a)	595	94,242
Laboratory Corp. of America Holdings(a)	542	104,563
LHC Group Inc.(a)	190	37,071
Magellan Health Inc.(a)	108	8,010
MEDNAX Inc.(a)	605	12,088
Medpace Holdings Inc.(a)	65	7,758
Molina Healthcare Inc.(a)	140	25,858
National HealthCare Corp.	72	4,271
Quest Diagnostics Inc.	768	97,590
Select Medical Holdings Corp.(a)	792	15,080
Syneos Health Inc.(a)	108	6,738
Teladoc Health Inc.(a)	288	68,437
Tenet Healthcare Corp.(a)(b)	657	17,371
U.S. Physical Therapy Inc.	108	8,970
UnitedHealth Group Inc.	5,396	1,633,801
Universal Health Services Inc., Class B	505	55,499

		3,840,829

Household Products & Wares — 0.3%
Church & Dwight Co. Inc.	511	49,225

Pharmaceuticals — 17.1%
AbbVie Inc.	1,528	145,022
AmerisourceBergen Corp.	664	66,526
Bausch Health Companies Inc.(a)(b)	162	2,960
Becton Dickinson and Co.	1,737	488,687
Cardinal Health Inc.	1,500	81,930
CVS Health Corp.	6,100	383,934
DexCom Inc.(a)	537	233,885
Eli Lilly & Co.	309	46,440
Johnson & Johnson	5,089	741,773
McKesson Corp.	704	105,713
Neogen Corp.(a)	81	6,218
Perrigo Co. PLC	132	6,999
Pfizer Inc.	5,287	203,444
PRA Health Sciences Inc.(a)	126	13,426
Premier Inc., Class A(a)	423	14,792
Zoetis Inc.	154	23,359

		2,565,108

Security	Shares	Value

Real Estate Investment Trusts — 1.3%
Healthpeak Properties Inc.	1,016	$27,727
Medical Properties Trust Inc.	2,079	41,850
National Health Investors Inc.	180	11,160
Omega Healthcare Investors Inc.	466	15,089
Physicians Realty Trust	738	13,314
Sabra Health Care REIT Inc.	720	10,613
Ventas Inc.	862	33,066
Welltower Inc.	809	43,330

		196,149

Retail — 0.6%
National Vision Holdings Inc.(a)	172	5,502
Walgreens Boots Alliance Inc.	1,928	78,489

		83,991

Software — 0.9%
Allscripts Healthcare Solutions Inc.(a)	817	7,353
Cerner Corp.	1,459	101,328
Change Healthcare Inc.(a)	887	10,342
Omnicell Inc.(a)	179	12,582
Tabula Rasa HealthCare Inc.(a)(b)	90	5,058

		136,663

Total Common Stocks — 99.4% (Cost: $12,675,936)		14,922,849

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(c)(d)(e)	227,802	228,052
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(c)(d)	66,000	66,000

		294,052

Total Short-Term Investments — 2.0% (Cost: $294,045)		294,052

Total Investments in Securities — 101.4% (Cost: $12,969,981)		15,216,901

Other Assets, Less Liabilities — (1.4)%		(210,249)

Net Assets — 100.0%		$15,006,652

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

32	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) July 31, 2020	iShares® Evolved U.S. Healthcare Staples ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$250,070	$—		$(22,329	)(a)	$310	$1	$228,052	227,802	$1,094	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	16,000	(a)	—		—	—	66,000	66,000	715		—

						$310	$1	$294,052		$1,809		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$14,922,849	$—	$—	$14,922,849
Money Market Funds	294,052	—	—	294,052

	$15,216,901	$—	$—	$15,216,901

See notes to financial statements.

SCHEDULE OF INVESTMENTS	33

Schedule of Investments July 31, 2020	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 46.8%
Abeona Therapeutics Inc.(a)	476	$1,357
ACADIA Pharmaceuticals Inc.(a)	1,932	80,313
Acceleron Pharma Inc.(a)	924	91,633
Achillion Pharmaceuticals Inc.(b)(c)	624	287
Acorda Therapeutics Inc.(a)	714	449
Aduro Biotech Inc.(a)	644	1,816
Adverum Biotechnologies Inc.(a)	1,063	17,827
Agenus Inc.(a)	1,218	3,703
Albireo Pharma Inc.(a)	289	8,167
Alder Biopharmaceuticals Inc.(b)	312	275
Alexion Pharmaceuticals Inc.(a)	3,288	336,987
Allakos Inc.(a)	475	35,658
Allogene Therapeutics Inc.(a)	1,220	44,737
Alnylam Pharmaceuticals Inc.(a)	2,216	323,004
AMAG Pharmaceuticals Inc.(a)	448	4,281
Amgen Inc.	4,150	1,015,381
Amicus Therapeutics Inc.(a)	5,105	73,767
AnaptysBio Inc.(a)	238	4,274
ANI Pharmaceuticals Inc.(a)	98	2,902
Apellis Pharmaceuticals Inc.(a)	1,180	30,550
Applied Therapeutics Inc.(a)	247	6,373
Aprea Therapeutics Inc.(a)	296	8,119
Arcus Biosciences Inc.(a)	999	19,660
Ardelyx Inc.(a)	1,203	6,797
Arena Pharmaceuticals Inc.(a)	1,109	68,082
Arrowhead Pharmaceuticals Inc.(a)	1,846	79,507
Assembly Biosciences Inc.(a)	308	6,838
Atara Biotherapeutics Inc.(a)	1,360	16,850
Athersys Inc.(a)	3,446	8,822
Avrobio Inc.(a)	421	7,136
BioCryst Pharmaceuticals Inc.(a)(c)	3,270	13,309
Biogen Inc.(a)	2,699	741,388
Biohaven Pharmaceutical Holding Co. Ltd.(a)(c)	502	32,148
BioMarin Pharmaceutical Inc.(a)	3,422	409,990
Bio-Rad Laboratories Inc., Class A(a)	28	14,697
Bluebird Bio Inc.(a)	1,395	84,677
Blueprint Medicines Corp.(a)	993	72,668
Bridgebio Pharma Inc.(a)	1,358	38,214
Calithera Biosciences Inc.(a)	1,534	7,210
Cara Therapeutics Inc.(a)(c)	504	8,286
Celldex Therapeutics Inc.(a)	44	453
ChemoCentryx Inc.(a)	727	38,320
Constellation Pharmaceuticals Inc.(a)	391	10,514
Cortexyme Inc.(a)	247	9,843
Crinetics Pharmaceuticals Inc.(a)	482	6,690
Cue Biopharma Inc.(a)	576	10,892
Cymabay Therapeutics Inc.(a)	1,119	3,972
CytomX Therapeutics Inc.(a)	546	3,827
Deciphera Pharmaceuticals Inc.(a)	785	36,400
Denali Therapeutics Inc.(a)	1,517	35,528
Dicerna Pharmaceuticals Inc.(a)	964	20,726
Dynavax Technologies Corp.(a)	896	7,267
Editas Medicine Inc.(a)	1,059	31,092
Emergent BioSolutions Inc.(a)	712	79,203
Epizyme Inc.(a)	1,329	18,393
Esperion Therapeutics Inc.(a)(c)	434	16,331
Exact Sciences Corp.(a)	828	78,453
Exelixis Inc.(a)	5,317	122,770

Security	Shares	Value

Biotechnology (continued)
Fate Therapeutics Inc.(a)	1,193	$37,305
FibroGen Inc.(a)	1,288	52,125
Five Prime Therapeutics Inc.(a)	630	3,717
Frequency Therapeutics Inc.(a)	466	9,851
Geron Corp.(a)	1,722	2,738
Gilead Sciences Inc.	12,177	846,667
GlycoMimetics Inc.(a)	645	2,541
Gossamer Bio Inc.(a)	896	10,680
Guardant Health Inc.(a)	557	47,445
Halozyme Therapeutics Inc.(a)	2,228	60,579
Homology Medicines Inc.(a)	597	7,851
ImmunoGen Inc.(a)	2,658	10,924
Immunomedics Inc.(a)	4,059	171,412
Incyte Corp.(a)	1,398	138,067
Innoviva Inc.(a)	826	11,188
Inovio Pharmaceuticals Inc.(a)(c)	3,224	62,675
Insmed Inc.(a)	1,887	49,288
Intercept Pharmaceuticals Inc.(a)	475	21,679
Ionis Pharmaceuticals Inc.(a)	2,321	133,597
Iovance Biotherapeutics Inc.(a)	2,609	75,844
Karuna Therapeutics Inc.(a)	293	23,967
Karyopharm Therapeutics Inc.(a)	1,312	21,058
Kiniksa Pharmaceuticals Ltd., Class A(a)	388	7,574
Kodiak Sciences Inc.(a)	476	22,053
Krystal Biotech Inc.(a)	194	8,010
Lexicon Pharmaceuticals Inc.(a)(c)	742	1,439
Ligand Pharmaceuticals Inc.(a)	294	34,451
MacroGenics Inc.(a)	939	23,851
MEI Pharma Inc.(a)	2,348	6,516
Mersana Therapeutics Inc.(a)	1,396	27,753
Mirati Therapeutics Inc.(a)	706	85,645
Moderna Inc.(a)	5,458	404,438
Molecular Templates Inc.(a)	633	6,944
Myriad Genetics Inc.(a)	490	5,914
Nektar Therapeutics(a)	3,318	73,527
NextCure Inc.(a)	236	2,105
Novavax Inc.(a)	1,059	151,543
Omeros Corp.(a)	658	8,442
Pieris Pharmaceuticals Inc.(a)	896	2,303
Precigen Inc.(a)	616	2,593
Prothena Corp. PLC(a)	614	7,515
Provention Bio Inc.(a)	708	7,356
PTC Therapeutics Inc.(a)	910	42,160
Puma Biotechnology Inc.(a)	546	5,629
Radius Health Inc.(a)	700	8,785
Regeneron Pharmaceuticals Inc.(a)	1,540	973,388
REGENXBIO Inc.(a)	476	15,756
Replimune Group Inc.(a)	411	8,208
Retrophin Inc.(a)	658	13,081
Rigel Pharmaceuticals Inc.(a)	2,506	5,764
Rocket Pharmaceuticals Inc.(a)(c)	365	8,588
Rubius Therapeutics Inc.(a)	573	2,813
Sage Therapeutics Inc.(a)	1,022	46,573
Sangamo Therapeutics Inc.(a)	2,212	23,956
Scholar Rock Holding Corp.(a)	460	5,193
Seattle Genetics Inc.(a)	2,178	362,136
Solid Biosciences Inc.(a)	225	592
Sorrento Therapeutics Inc.(a)(c)	3,598	32,094
Stoke Therapeutics Inc.(a)	282	7,104
Syndax Pharmaceuticals Inc.(a)	673	9,496

34	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) July 31, 2020	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Theravance Biopharma Inc.(a)	684	$13,283
Translate Bio Inc.(a)	771	11,712
Turning Point Therapeutics Inc.(a)	617	36,545
Ultragenyx Pharmaceutical Inc.(a)	1,076	84,100
United Therapeutics Corp.(a)	658	73,347
Vericel Corp.(a)	335	5,524
Vertex Pharmaceuticals Inc.(a)	3,603	980,016
Viking Therapeutics Inc.(a)	908	6,374
Vir Biotechnology Inc.(a)	933	44,560
WaVe Life Sciences Ltd.(a)	294	2,581
Xencor Inc.(a)	840	25,276
Y-mAbs Therapeutics Inc.(a)	406	14,263
ZIOPHARM Oncology Inc.(a)	2,128	6,320

		9,825,200

Chemicals — 0.0%
Codexis Inc.(a)	631	7,465

Electrical Components & Equipment — 0.2%
Universal Display Corp.(c)	196	34,192

Health Care – Products — 3.2%
10X Genomics Inc., Class A(a)	326	32,069
Abbott Laboratories	296	29,789
Adaptive Biotechnologies Corp.(a)	878	32,767
Axogen Inc.(a)	196	2,229
Baxter International Inc.	1,427	123,264
CareDx Inc.(a)	240	8,004
Cerus Corp.(a)	2,110	15,044
Cooper Companies Inc. (The)	121	34,235
Glaukos Corp.(a)	364	15,907
Haemonetics Corp.(a)	182	15,954
ICU Medical Inc.(a)	70	12,861
IDEXX Laboratories Inc.(a)	48	19,092
Inspire Medical Systems Inc.(a)	158	15,699
Insulet Corp.(a)	111	22,573
Integra LifeSciences Holdings Corp.(a)	238	11,365
Intersect ENT Inc.(a)	252	4,332
Intuitive Surgical Inc.(a)	30	20,563
Lantheus Holdings Inc.(a)	726	9,786
NanoString Technologies Inc.(a)	248	8,955
Natera Inc.(a)	266	12,773
Nevro Corp.(a)	196	26,060
Novocure Ltd.(a)	935	70,864
Penumbra Inc.(a)	71	15,756
Repligen Corp.(a)	408	61,571
ResMed Inc.	222	44,957
Wright Medical Group NV(a)	432	12,969

		679,438

Health Care – Services — 1.4%
Catalent Inc.(a)	1,004	87,689
Charles River Laboratories International Inc.(a)	295	58,702
IQVIA Holdings Inc.(a)	578	91,549
Medpace Holdings Inc.(a)	139	16,590
OPKO Health Inc.(a)	3,206	16,511
Syneos Health Inc.(a)	392	24,457

		295,498

Pharmaceuticals — 47.7%
AbbVie Inc.	11,038	1,047,617
Aclaris Therapeutics Inc.(a)	476	1,023
Adamas Pharmaceuticals Inc.(a)	322	799

Security	Shares	Value

Pharmaceuticals (continued)
Aeglea BioTherapeutics Inc.(a)	911	$6,240
Aerie Pharmaceuticals Inc.(a)	630	7,283
Agios Pharmaceuticals Inc.(a)	1,132	51,302
Aimmune Therapeutics Inc.(a)	672	8,877
Akcea Therapeutics Inc.(a)	182	1,973
Akebia Therapeutics Inc.(a)	2,870	32,058
Alector Inc.(a)	1,122	17,582
Alkermes PLC(a)	2,353	42,378
AmerisourceBergen Corp.	274	27,452
Amneal Pharmaceuticals Inc.(a)	1,877	8,127
Amphastar Pharmaceuticals Inc.(a)	462	9,249
Anika Therapeutics Inc.(a)	140	5,096
Antares Pharma Inc.(a)	2,072	5,408
Arvinas Inc.(a)	362	11,403
Athenex Inc.(a)(c)	1,135	12,042
Axsome Therapeutics Inc.(a)	548	39,089
Bausch Health Companies Inc.(a)(c)	3,108	56,783
Bioxcel Therapeutics Inc.(a)	230	10,433
Bristol-Myers Squibb Co.	16,052	941,610
Catalyst Pharmaceuticals Inc.(a)	1,051	4,519
Clovis Oncology Inc.(a)	812	4,701
Coherus Biosciences Inc.(a)	1,077	18,944
Collegium Pharmaceutical Inc.(a)	378	5,965
Concert Pharmaceuticals Inc.(a)(c)	336	3,115
Corbus Pharmaceuticals Holdings Inc.(a)	784	4,916
Corcept Therapeutics Inc.(a)	1,540	23,023
Cyclerion Therapeutics Inc.(a)	210	802
Cytokinetics Inc.(a)	756	16,345
DexCom Inc.(a)	277	120,645
Eagle Pharmaceuticals Inc./DE(a)	196	9,092
Eidos Therapeutics Inc.(a)	235	9,424
Elanco Animal Health Inc.(a)	2,895	68,409
Eli Lilly & Co.	6,480	973,879
Enanta Pharmaceuticals Inc.(a)	238	10,912
Endo International PLC(a)	2,199	7,653
Flexion Therapeutics Inc.(a)(c)	546	7,409
G1 Therapeutics Inc.(a)	308	4,518
Global Blood Therapeutics Inc.(a)(c)	1,051	70,921
Heron Therapeutics Inc.(a)(c)	1,148	18,701
Horizon Therapeutics PLC(a)	3,224	197,277
Intellia Therapeutics Inc.(a)(c)	874	15,566
Intra-Cellular Therapies Inc.(a)	1,112	22,045
Ironwood Pharmaceuticals Inc.(a)	2,100	19,257
Jazz Pharmaceuticals PLC(a)	942	101,972
Johnson & Johnson	12,558	1,830,454
Jounce Therapeutics Inc.(a)	252	1,154
Kadmon Holdings Inc.(a)	3,120	11,419
Kala Pharmaceuticals Inc.(a)	858	7,508
Kura Oncology Inc.(a)	1,017	16,719
La Jolla Pharmaceutical Co.(a)(c)	322	1,282
Lannett Co. Inc.(a)(c)	406	2,416
Madrigal Pharmaceuticals Inc.(a)	138	14,160
Mallinckrodt PLC(a)(c)	614	1,369
MediciNova Inc.(a)	574	3,570
Merck & Co. Inc.	16,078	1,290,099
Momenta Pharmaceuticals Inc.(a)	1,905	56,178
Mylan NV(a)(c)	5,446	87,735
MyoKardia Inc.(a)	941	84,812
Neurocrine Biosciences Inc.(a)	1,760	211,834
Ocular Therapeutix Inc.(a)	1,139	8,930

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (continued) July 31, 2020	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Odonate Therapeutics Inc.(a)	224	$8,147
Pacira BioSciences Inc.(a)	532	27,989
Paratek Pharmaceuticals Inc.(a)	434	1,897
Perrigo Co. PLC	1,102	58,428
Pfizer Inc.	29,665	1,141,509
PRA Health Sciences Inc.(a)	406	43,263
Prestige Consumer Healthcare Inc.(a)	224	8,331
Principia Biopharma Inc.(a)	509	42,552
Progenics Pharmaceuticals Inc.(b)(c)	1,001	—
Protagonist Therapeutics Inc.(a)	644	10,130
Reata Pharmaceuticals Inc., Class A(a)(c)	435	64,250
Relmada Therapeutics Inc.(a)(c)	224	8,147
Revance Therapeutics Inc.(a)	1,097	25,758
Rhythm Pharmaceuticals Inc.(a)	614	11,801
Sarepta Therapeutics Inc.(a)	1,353	207,713
Spectrum Pharmaceuticals Inc.(a)	1,638	4,898
Supernus Pharmaceuticals Inc.(a)	770	17,144
Synergy Pharmaceuticals Inc.(a)(c)	1,136	7
Syros Pharmaceuticals Inc.(a)	809	7,677
TG Therapeutics Inc.(a)	2,212	43,311
TherapeuticsMD Inc.(a)(c)	2,240	4,144
Tricida Inc.(a)	448	5,994
UroGen Pharma Ltd.(a)	225	4,970
Vanda Pharmaceuticals Inc.(a)	784	7,903
Voyager Therapeutics Inc.(a)	448	4,959
Zoetis Inc.	3,475	527,088
Zogenix Inc.(a)	1,008	23,980

		10,025,463

Telecommunications — 0.0%
InterDigital Inc.	126	7,562

Total Common Stocks — 99.3% (Cost: $19,316,190)		20,874,818

Rights

Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. (Expires 3/31/2021)(a)(c)	2,353	8,471

Total Rights — 0.1% (Cost: $5,012)		8,471

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(d)(e)(f)	431,550	432,025
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(d)(e)	102,000	102,000

		534,025

Total Short-Term Investments — 2.5% (Cost: $533,875)		534,025

Total Investments in Securities — 101.9% (Cost: $19,855,077)		21,417,314

Other Assets, Less Liabilities — (1.9)%		(396,308)

Net Assets — 100.0%		$21,021,006

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

36	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) July 31, 2020	iShares® Evolved U.S. Innovative Healthcare ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$187,261	$244,685	(a)	$—	$(27)	$106	$432,025	431,550	$3,585	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	73,000	29,000	(a)	—	—	—	102,000	102,000	1,004		—

					$(27)	$106	$534,025		$4,589		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$20,874,256	$—	$562	$20,874,818
Rights	8,471	—	—	8,471
Money Market Funds	534,025	—	—	534,025

	$21,416,752	$—	$562	$21,417,314

See notes to financial statements.

SCHEDULE OF INVESTMENTS	37

Schedule of Investments July 31, 2020	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Clear Channel Outdoor Holdings Inc.(a)	3,072	$2,815
National CineMedia Inc.	1,687	4,167

		6,982

Commercial Services — 1.2%
Graham Holdings Co., Class B	84	33,463
Nielsen Holdings PLC	5,333	76,955
Viad Corp.	112	1,620

		112,038

Entertainment — 3.8%
AMC Entertainment Holdings Inc., Class A(b)	770	3,111
Caesars Entertainment Inc.(a)	370	11,488
Churchill Downs Inc.	301	41,695
Cinemark Holdings Inc.	2,177	25,754
IMAX Corp.(a)	1,344	15,174
Lions Gate Entertainment Corp., Class A(a)	2,821	21,609
Lions Gate Entertainment Corp., Class B, NVS(a)	5,317	37,804
Live Nation Entertainment Inc.(a)	1,898	88,845
Madison Square Garden Sports Corp.(a)	336	51,640
Penn National Gaming Inc.(a)	224	7,582
Reading International Inc., Class A, NVS(a)(b)	315	1,373
Scientific Games Corp./DE, Class A(a)	567	9,962
SeaWorld Entertainment Inc.(a)	833	12,054
Six Flags Entertainment Corp.	1,309	22,763

		350,854

Home Furnishings — 0.7%
Dolby Laboratories Inc., Class A	987	68,695

Internet — 16.4%
Alphabet Inc., Class A(a)	57	84,813
Alphabet Inc., Class C, NVS(a)	58	86,012
IAC/InterActiveCorp.(a)	993	131,493
Match Group Inc(a)(b)	2,143	220,086
Netflix Inc.(a)	837	409,193
Roku Inc.(a)	2,062	319,383
Twitter Inc.(a)	7,281	265,028

		1,516,008

Leisure Time — 0.1%
Carnival Corp.	330	4,580
Liberty TripAdvisor Holdings Inc., Class A(a)	610	1,513

		6,093

Lodging — 0.2%
Las Vegas Sands Corp.	343	14,969
Marcus Corp. (The)	210	2,900

		17,869

Media — 57.1%
Altice USA Inc., Class A(a)	7,401	199,753
AMC Networks Inc., Class A(a)	1,512	34,928
Cable One Inc.(b)	114	207,772
Central European Media Enterprises Ltd., Class A(a)	2,767	11,013
Charter Communications Inc., Class A(a)(b)	796	461,680
Comcast Corp., Class A	11,178	478,418
Discovery Inc., Class A(a)	5,669	119,616
Discovery Inc., Class C, NVS(a)	12,597	238,713
DISH Network Corp., Class A(a)	6,264	201,137
Entercom Communications Corp., Class A	4,634	6,488
Entravision Communications Corp., Class A	1,062	1,402
EW Scripps Co. (The), Class A, NVS	2,886	32,843

Security	Shares	Value

Media (continued)
Fox Corp., Class A, NVS	11,887	$306,328
Fox Corp., Class B(a)	7,812	201,315
Gannett Co. Inc.	1,518	2,247
Gray Television Inc.(a)	4,016	57,589
Hemisphere Media Group Inc.(a)	721	6,345
Iheartmedia Inc., Class A(a)	813	6,797
John Wiley & Sons Inc., Class A	356	12,043
Liberty Broadband Corp., Class A(a)	536	72,365
Liberty Broadband Corp., Class C, NVS(a)	2,799	384,219
Liberty Global PLC, Class A(a)	2,177	50,953
Liberty Global PLC, Class C, NVS(a)	6,608	150,398
Liberty Latin America Ltd., Class A(a)	271	2,786
Liberty Latin America Ltd., Class C, NVS(a)	1,279	13,084
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	504	17,534
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	578	20,224
Madison Square Garden Entertainment Corp.(a)	100	7,086
Meredith Corp.	1,330	19,099
MSG Networks Inc., Class A(a)	1,841	17,545
New York Times Co. (The), Class A	3,696	170,533
News Corp., Class A, NVS	9,687	123,219
News Corp., Class B	3,024	38,586
Nexstar Media Group Inc., Class A	2,132	186,870
Saga Communications Inc., Class A	189	4,419
Scholastic Corp., NVS	378	9,045
Sinclair Broadcast Group Inc., Class A	2,540	52,324
Sirius XM Holdings Inc.	26,405	155,261
TEGNA Inc.	10,295	121,275
ViacomCBS Inc., Class A	230	6,380
ViacomCBS Inc., Class B, NVS	20,011	521,686
Walt Disney Co. (The)	3,765	440,279
World Wrestling Entertainment Inc., Class A	1,906	88,839

		5,260,436

Real Estate Investment Trusts — 0.8%
Lamar Advertising Co., Class A	805	52,913
Ryman Hospitality Properties Inc.	562	17,995

		70,908

Retail — 1.1%
Qurate Retail Inc. Series A(a)	9,461	103,220

Software — 13.6%
Activision Blizzard Inc.	5,054	417,612
Daily Journal Corp.(a)	14	3,976
Electronic Arts Inc.(a)(b)	3,108	440,155
Glu Mobile Inc.(a)	1,407	13,282
Take-Two Interactive Software Inc.(a)	1,667	273,421
Xperi Holding Corp.	1,041	19,196
Zynga Inc., Class A(a)	8,731	85,826

		1,253,468

Telecommunications — 1.3%
AT&T Inc.	1,378	40,761
GCI Liberty Inc., Class A(a)	630	49,386
Harmonic Inc.(a)	812	4,531
Shenandoah Telecommunications Co.	527	26,492

		121,170

Toys, Games & Hobbies — 2.7%
Hasbro Inc.	2,868	208,676

38	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) July 31, 2020	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Toys, Games & Hobbies (continued)
Mattel Inc.(a)	3,200	$35,552

		244,228

Total Common Stocks — 99.1% (Cost: $8,650,260)		9,131,969

Short-Term Investments

Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(c)(d)(e)	507,245	507,804
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(c)(d)	78,000	78,000

		585,804

Total Short-Term Investments — 6.3% (Cost: $585,838)		585,804

Total Investments in Securities — 105.4% (Cost: $9,236,098)		9,717,773

Other Assets, Less Liabilities — (5.4)%		(499,282)

Net Assets — 100.0%		$9,218,491

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$87,140	$420,614	(a)	$—	$94	$(44)	$507,804	507,245	$2,229	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	51,000	27,000	(a)	—	—	—	78,000	78,000	703		—

					$94	$(44)	$585,804		$2,932		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,131,969	$—	$—	$9,131,969
Money Market Funds	585,804	—	—	585,804

	$9,717,773	$—	$—	$9,717,773

See notes to financial statements.

SCHEDULE OF INVESTMENTS	39

Schedule of Investments July 31, 2020	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.3%
Interpublic Group of Companies Inc. (The)	2,296	$41,443
Omnicom Group Inc.	1,131	60,768
Trade Desk Inc. (The), Class A(a)	315	142,166

		244,377

Aerospace & Defense — 0.0%
L3Harris Technologies Inc.	229	38,548

Banks — 0.2%
JPMorgan Chase & Co.	1,415	136,746

Biotechnology — 0.0%
Incyte Corp.(a)	401	39,603

Commercial Services — 4.7%
2U Inc.(a)(b)	273	12,857
Automatic Data Processing Inc.	2,454	326,161
Avalara Inc.(a)	508	68,301
Booz Allen Hamilton Holding Corp.	511	41,779
Chegg Inc.(a)	1,050	85,019
CoreLogic Inc.	351	23,924
CoStar Group Inc.(a)	156	132,563
Equifax Inc.	546	88,758
FleetCor Technologies Inc.(a)	390	100,842
Gartner Inc.(a)	624	77,775
Global Payments Inc.	1,284	228,578
IHS Markit Ltd.	1,756	141,762
Korn Ferry	312	8,767
LiveRamp Holdings Inc.(a)	52	2,370
MarketAxess Holdings Inc.	117	60,454
Moody’s Corp.	507	142,619
Nielsen Holdings PLC	1,324	19,105
Paylocity Holding Corp.(a)	385	51,282
PayPal Holdings Inc.(a)	6,635	1,300,924
Robert Half International Inc.	429	21,823
S&P Global Inc.	936	327,834
Sabre Corp.	1,209	9,140
Square Inc., Class A(a)	2,105	273,334
TransUnion	936	83,838
Verisk Analytics Inc.	585	110,395
WEX Inc.(a)	156	24,706

		3,764,910

Computers — 16.5%
Accenture PLC, Class A	3,979	894,400
Apple Inc.	22,743	9,666,685
CACI International Inc., Class A(a)	117	24,315
Cognizant Technology Solutions Corp., Class A	3,747	255,995
Crowdstrike Holdings Inc., Class A(a)	1,989	225,155
Dell Technologies Inc., Class C(a)	1,560	93,335
DXC Technology Co.	2,184	39,115
EPAM Systems Inc.(a)	312	90,505
Fortinet Inc.(a)	1,248	172,598
Genpact Ltd.	897	35,719
Hewlett Packard Enterprise Co.	9,830	97,022
HP Inc.	6,429	113,022
International Business Machines Corp.	7,287	895,864
Lumentum Holdings Inc.(a)	234	21,722
NCR Corp.(a)	624	11,500
NetApp Inc.	2,108	93,384
Pure Storage Inc., Class A(a)	858	15,324

Security	Shares	Value

Computers (continued)
Qualys Inc.(a)	312	$38,526
Rapid7 Inc.(a)	511	30,440
Seagate Technology PLC	1,404	63,489
Western Digital Corp.	1,872	80,683
Zscaler Inc.(a)	742	96,349

		13,055,147

Distribution & Wholesale — 0.1%
Copart Inc.(a)	468	43,641
KAR Auction Services Inc.	351	5,311

		48,952

Diversified Financial Services — 5.1%
Cboe Global Markets Inc.	390	34,203
CME Group Inc.	1,326	220,355
Discover Financial Services	312	15,422
Interactive Brokers Group Inc., Class A	234	11,606
Intercontinental Exchange Inc.	2,262	218,916
Invesco Ltd.	860	8,634
Mastercard Inc., Class A	4,871	1,502,850
Nasdaq Inc.	429	56,332
SEI Investments Co.	468	24,491
Visa Inc., Class A	9,980	1,900,192
Western Union Co. (The)	1,521	36,930

		4,029,931

Electronics — 0.4%
Agilent Technologies Inc.	622	59,917
Allegion PLC	239	23,771
Coherent Inc.(a)	78	10,829
Garmin Ltd.	352	34,704
Keysight Technologies Inc.(a)	819	81,810
National Instruments Corp.	741	26,306
Roper Technologies Inc.	116	50,164
SYNNEX Corp.	156	19,459
Trimble Inc.(a)	1,014	45,133

		352,093

Energy – Alternate Sources — 0.1%
Enphase Energy Inc.(a)	788	47,564

Health Care – Products — 0.1%
Align Technology Inc.(a)	244	71,692

Health Care – Services — 0.2%
IQVIA Holdings Inc.(a)	429	67,950
Teladoc Health Inc.(a)	356	84,596

		152,546

Insurance — 0.4%
Aon PLC, Class A	595	122,106
Marsh & McLennan Companies Inc.	1,053	122,780
Willis Towers Watson PLC	346	72,663

		317,549

Internet — 26.2%
Alphabet Inc., Class A(a)	2,151	3,200,580
Alphabet Inc., Class C, NVS(a)	2,071	3,071,210
Amazon.com Inc.(a)	2,145	6,788,239
Anaplan Inc.(a)	1,048	47,590
Booking Holdings Inc.(a)	160	265,941
CDW Corp./DE	858	99,743
eBay Inc.	4,677	258,545
Etsy Inc.(a)	389	46,050
Expedia Group Inc.	507	41,072

40	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) July 31, 2020	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet (continued)
F5 Networks Inc.(a)	507	$68,901
Facebook Inc., Class A(a)	17,002	4,312,897
FireEye Inc.(a)	1,209	18,256
GoDaddy Inc., Class A(a)	897	63,041
Grubhub Inc.(a)	351	25,356
IAC/InterActiveCorp.(a)	351	46,479
Match Group Inc(a)	1,198	123,035
MercadoLibre Inc.(a)	234	263,161
Netflix Inc.(a)	1,136	555,368
NortonLifeLock Inc.	3,859	82,776
Okta Inc.(a)	1,091	241,089
Palo Alto Networks Inc.(a)	780	199,618
Pinterest Inc., Class A(a)	822	28,186
Proofpoint Inc.(a)	429	49,622
Q2 Holdings Inc.(a)	388	36,491
Roku Inc.(a)	586	90,766
Snap Inc., Class A, NVS(a)(b)	6,634	148,734
TD Ameritrade Holding Corp.	819	29,394
Twitter Inc.(a)	4,486	163,290
Uber Technologies Inc.(a)	6,656	201,411
VeriSign Inc.(a)	698	147,753
Zendesk Inc.(a)	663	60,432
Zillow Group Inc., Class C, NVS(a)	546	37,341

		20,812,367

Leisure Time — 0.1%
Peloton Interactive Inc., Class A(a)	1,219	83,160

Machinery — 0.1%
Cognex Corp.	780	52,158
Rockwell Automation Inc.	156	34,030

		86,188

Media — 0.1%
FactSet Research Systems Inc.	195	67,528

Office & Business Equipment — 0.1%
Zebra Technologies Corp., Class A(a)	312	87,594

Pharmaceuticals — 0.1%
Zoetis Inc.	311	47,172

Private Equity — 0.1%
Blackstone Group Inc. (The), Class A	1,326	70,649

Real Estate — 0.1%
CBRE Group Inc., Class A(a)	814	35,661
Jones Lang LaSalle Inc.	156	15,430

		51,091

Real Estate Investment Trusts — 0.3%
Digital Realty Trust Inc.	738	118,478
Equinix Inc.	160	125,677
Iron Mountain Inc.	1,053	29,684

		273,839

Retail — 0.1%
Best Buy Co. Inc.	546	54,376

Semiconductors — 9.1%
Advanced Micro Devices Inc.(a)	7,451	576,931
Analog Devices Inc.	1,443	165,729
Applied Materials Inc.	3,363	216,342
Broadcom Inc.	1,984	628,432
Inphi Corp.(a)	385	50,304

Security	Shares	Value

Semiconductors (continued)
Intel Corp.	17,797	$849,451
KLA Corp.	663	132,487
Lam Research Corp.	554	208,947
Marvell Technology Group Ltd.	4,761	173,634
Maxim Integrated Products Inc.	1,599	108,876
Microchip Technology Inc.	1,248	126,959
Micron Technology Inc.(a)	5,975	299,079
Monolithic Power Systems Inc.	234	62,012
NVIDIA Corp.	4,800	2,038,032
ON Semiconductor Corp.(a)	2,105	43,363
Qorvo Inc.(a)	588	75,352
Qualcomm Inc.	5,413	571,667
Silicon Laboratories Inc.(a)	273	27,439
Skyworks Solutions Inc.	863	125,635
Teradyne Inc.	892	79,352
Texas Instruments Inc.	3,985	508,287
Xilinx Inc.	1,638	175,839

		7,244,149

Software — 32.4%
ACI Worldwide Inc.(a)	780	20,896
Activision Blizzard Inc.	2,769	228,802
Adobe Inc.(a)	3,747	1,664,867
Akamai Technologies Inc.(a)	1,170	131,555
Alteryx Inc., Class A(a)	586	102,837
ANSYS Inc.(a)	546	169,588
Aspen Technology Inc.(a)	390	37,931
Autodesk Inc.(a)	1,635	386,563
Black Knight Inc.(a)	546	40,906
Blackbaud Inc.	351	21,952
Blackline Inc.(a)	624	55,480
Box Inc., Class A(a)	1,053	18,901
Broadridge Financial Solutions Inc.	546	73,350
Cadence Design Systems Inc.(a)	1,911	208,777
CDK Global Inc.	741	33,686
Ceridian HCM Holding Inc.(a)	1,091	85,414
Cerner Corp.	1,131	78,548
Citrix Systems Inc.	1,092	155,894
Cloudera Inc.(a)	897	10,109
CommVault Systems Inc.(a)	351	15,472
Cornerstone OnDemand Inc.(a)	468	16,619
Coupa Software Inc.(a)	624	191,225
Datadog Inc., Class A(a)	1,957	183,684
DocuSign Inc.(a)	1,523	330,232
Dropbox Inc., Class A(a)	2,337	53,167
Dynatrace Inc.(a)	1,763	73,746
Elastic NV(a)	507	48,768
Electronic Arts Inc.(a)	1,443	204,358
Everbridge Inc.(a)	352	50,266
Fair Isaac Corp.(a)	195	85,642
Fidelity National Information Services Inc.	2,849	416,837
Fiserv Inc.(a)	3,381	337,390
Five9 Inc.(a)	583	70,438
Guidewire Software Inc.(a)	507	59,654
HubSpot Inc.(a)	273	64,049
Intuit Inc.	1,560	477,937
j2 Global Inc.(a)	273	15,485
Jack Henry & Associates Inc.	468	83,444
Manhattan Associates Inc.(a)	507	48,566
Microsoft Corp.	63,684	13,055,857
MongoDB Inc.(a)(b)	388	88,883

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (continued) July 31, 2020	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
MSCI Inc.	468	$175,959
New Relic Inc.(a)	351	24,889
Nuance Communications Inc.(a)	594	16,246
Nutanix Inc., Class A(a)	1,753	38,899
Oracle Corp.	19,000	1,053,550
Paychex Inc.	1,792	128,881
Paycom Software Inc.(a)	351	99,814
Pegasystems Inc.	312	36,470
PTC Inc.(a)	936	80,084
RealPage Inc.(a)	351	22,116
RingCentral Inc., Class A(a)	429	124,526
salesforce.com Inc.(a)	7,748	1,509,698
ServiceNow Inc.(a)	1,642	721,166
Slack Technologies Inc., Class A(a)(b)	4,991	147,484
Smartsheet Inc., Class A(a)	1,174	56,047
Splunk Inc.(a)	1,448	303,819
SS&C Technologies Holdings Inc.	1,014	58,305
Synopsys Inc.(a)	1,092	217,548
Take-Two Interactive Software Inc.(a)	469	76,925
Twilio Inc., Class A(a)	1,089	302,110
Tyler Technologies Inc.(a)	234	83,596
Veeva Systems Inc., Class A(a)	1,042	275,682
Verint Systems Inc.(a)	468	21,009
VMware Inc., Class A(a)	624	87,491
Workday Inc., Class A(a)	1,484	268,485
Zoom Video Communications Inc., Class A(a)	869	220,648
Zynga Inc., Class A(a)	4,251	41,787

		25,691,009

Telecommunications — 2.4%
Arista Networks Inc.(a)	468	121,572
Ciena Corp.(a)	936	55,701
Cisco Systems Inc.	32,455	1,528,631
CommScope Holding Co. Inc.(a)	624	5,791
Juniper Networks Inc.	2,769	70,277

Security	Shares	Value

Telecommunications (continued)
LogMeIn Inc.	390	$33,466
Motorola Solutions Inc.	624	87,235

		1,902,673

Transportation — 0.1%
Expeditors International of Washington Inc.	507	42,847
FedEx Corp.	355	59,782

		102,629

Total Common Stocks — 99.4% (Cost: $64,338,184)		78,874,082

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(c)(d)(e)	77,963	78,048
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(c)(d)	480,000	480,000

		558,048

Total Short-Term Investments — 0.7% (Cost: $557,914)		558,048

Total Investments in Securities — 100.1% (Cost: $64,896,098)		79,432,130

Other Assets, Less Liabilities — (0.1)%		(76,711)

Net Assets — 100.0%		$79,355,419

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$149,637	$—		$(71,496	)(a)	$(218)	$125	$78,048	77,963	$2,638	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	188,000	292,000	(a)	—		—	—	480,000	480,000	1,630		—

						$(218)	$125	$558,048		$4,268		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

42	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) July 31, 2020	iShares® Evolved U.S. Technology ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$78,874,082	$—	$—	$78,874,082
Money Market Funds	558,048	—	—	558,048

	$79,432,130	$—	$—	$79,432,130

See notes to financial statements.

SCHEDULE OF INVESTMENTS	43

Statements of Assets and Liabilities

July 31, 2020

	iShares Evolved U.S. Consumer Staples ETF	iShares Evolved U.S. Discretionary Spending ETF	iShares Evolved U.S. Financials ETF	iShares Evolved U.S. Healthcare Staples ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$9,783,351	$11,924,903	$4,077,980	$14,922,849
Affiliated(c)	228,457	49,972	38,503	294,052
Cash	114	6,680	2,308	7,545
Receivables:
Securities lending income — Affiliated	60	95	4	106
Dividends	11,187	5,282	5,230	12,041

Total assets	10,023,169	11,986,932	4,124,025	15,236,593

LIABILITIES
Collateral on securities loaned, at value	162,361	4,632	8,508	227,733
Payables:
Investment advisory fees	1,457	1,764	620	2,208

Total liabilities	163,818	6,396	9,128	229,941

NET ASSETS	$9,859,351	$11,980,536	$4,114,897	$15,006,652

NET ASSETS CONSIST OF:
Paid-in capital	$9,064,293	$10,447,563	$4,938,160	$12,757,940
Accumulated earnings (loss)	795,058	1,532,973	(823,263)	2,248,712

NET ASSETS	$9,859,351	$11,980,536	$4,114,897	$15,006,652

Shares outstanding	350,000	350,000	200,000	450,000

Net asset value	$28.17	$34.23	$20.57	$33.35

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$159,833	$4,382	$8,416	$222,347
(b) Investments, at cost — Unaffiliated	$8,963,850	$10,336,966	$4,879,934	$12,675,936
(c) Investments, at cost — Affiliated	$228,312	$49,963	$38,504	$294,045

See notes to financial statements.

44	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (continued)

July 31, 2020

	iShares Evolved U.S. Innovative Healthcare ETF	iShares Evolved U.S. Media and Entertainment ETF	iShares Evolved U.S. Technology ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$20,883,289	$9,131,969	$78,874,082
Affiliated(c)	534,025	585,804	558,048
Cash	6,949	6,690	984
Receivables:
Securities lending income — Affiliated	851	307	156
Dividends	30,835	2,800	11,156

Total assets	21,455,949	9,727,570	79,444,426

LIABILITIES
Collateral on securities loaned, at value	431,884	507,715	78,125
Payables:
Investment advisory fees	3,059	1,364	10,882

Total liabilities	434,943	509,079	89,007

NET ASSETS	$21,021,006	$9,218,491	$79,355,419

NET ASSETS CONSIST OF:
Paid-in capital	$19,317,037	$8,725,668	$64,832,783
Accumulated earnings	1,703,969	492,823	14,522,636

NET ASSETS	$21,021,006	$9,218,491	$79,355,419

Shares outstanding	700,000	350,000	1,950,000

Net asset value	$30.03	$26.34	$40.70

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$402,847	$506,387	$77,410
(b) Investments, at cost — Unaffiliated	$19,321,202	$8,650,260	$64,338,184
(c) Investments, at cost — Affiliated	$533,875	$585,838	$557,914

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations

Year Ended July 31, 2020

	iShares Evolved U.S. Consumer Staples ETF	iShares Evolved U.S. Discretionary Spending ETF	iShares Evolved U.S. Financials ETF	iShares Evolved U.S. Healthcare Staples ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$229,434	$134,799	$120,986	$126,694
Dividends — Affiliated	557	932	331	715
Securities lending income — Affiliated — net	1,314	991	91	1,094
Foreign taxes withheld	—	—	(36)	—

Total investment income	231,305	136,722	121,372	128,503

EXPENSES
Investment advisory fees	15,050	18,298	8,234	19,178
Miscellaneous	264	—	264	264

Total expenses	15,314	18,298	8,498	19,442

Net investment income	215,991	118,424	112,874	109,061

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(50,963)	(27,830)	13,348	(12,014)
Investments — Affiliated	(47)	298	61	310
In-kind redemptions — Unaffiliated	—	1,012,528	—	205,296

Net realized gain (loss)	(51,010)	984,996	13,409	193,592

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	392,573	673,477	(870,281)	1,465,763
Investments — Affiliated	145	6	(1)	1

Net change in unrealized appreciation (depreciation)	392,718	673,483	(870,282)	1,465,764

Net realized and unrealized gain (loss)	341,708	1,658,479	(856,873)	1,659,356

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$557,699	$1,776,903	$(743,999)	$1,768,417

See notes to financial statements.

46	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (continued)

Year Ended July 31, 2020

	iShares Evolved U.S. Innovative Healthcare ETF	iShares Evolved U.S. Media and Entertainment ETF	iShares Evolved U.S. Technology ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$144,885	$61,425	$261,742
Dividends — Affiliated	1,004	703	1,630
Securities lending income — Affiliated — net	3,585	2,229	2,638

Total investment income	149,474	64,357	266,010

EXPENSES
Investment advisory fees	15,780	11,888	53,157
Miscellaneous	—	264	264

Total expenses	15,780	12,152	53,421

Net investment income	133,694	52,205	212,589

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	124,588	9,382	(30,145)
Investments — Affiliated	(27)	94	(218)
In-kind redemptions — Unaffiliated	—	210,212	—

Net realized gain (loss)	124,561	219,688	(30,363)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,615,384	(45,153)	13,159,894
Investments — Affiliated	106	(44)	125

Net change in unrealized appreciation (depreciation)	1,615,490	(45,197)	13,160,019

Net realized and unrealized gain	1,740,051	174,491	13,129,656

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,873,745	$226,696	$13,342,245

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets

	iShares Evolved U.S. Consumer Staples ETF		iShares Evolved U.S. Discretionary Spending ETF
	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/20	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$215,991	$98,934	$118,424	$78,181
Net realized gain (loss)	(51,010)	8,811	984,996	33,880
Net change in unrealized appreciation (depreciation)	392,718	409,474	673,483	506,932

Net increase in net assets resulting from operations	557,699	517,219	1,776,903	618,993

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(191,747)	(135,321)	(168,954)	(92,875)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,356,261	—	4,477,589	—

NET ASSETS
Total increase in net assets	5,722,213	381,898	6,085,538	526,118
Beginning of period	4,137,138	3,755,240	5,894,998	5,368,880

End of period	$9,859,351	$4,137,138	$11,980,536	$5,894,998

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

48	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Evolved U.S. Financials ETF		iShares Evolved U.S. Healthcare Staples ETF
	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/20	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$112,874	$100,542	$109,061	$52,022
Net realized gain (loss)	13,409	(20,809)	193,592	210,303
Net change in unrealized appreciation (depreciation)	(870,282)	72,632	1,465,764	251,235

Net increase (decrease) in net assets resulting from operations	(743,999)	152,365	1,768,417	513,560

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(112,279)	(100,143)	(158,642)	(80,138)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	—	6,032,352	1,435,729

NET ASSETS
Total increase (decrease) in net assets	(856,278)	52,222	7,642,127	1,869,151
Beginning of period	4,971,175	4,918,953	7,364,525	5,495,374

End of period	$4,114,897	$4,971,175	$15,006,652	$7,364,525

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets  (continued)

	iShares Evolved U.S. Innovative Healthcare ETF		iShares Evolved U.S. Media and Entertainment ETF
	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/20	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$133,694	$73,830	$52,205	$54,799
Net realized gain	124,561	78,944	219,688	208,253
Net change in unrealized appreciation (depreciation)	1,615,490	(309,456)	(45,197)	249,943

Net increase (decrease) in net assets resulting from operations	1,873,745	(156,682)	226,696	512,995

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(200,327)	(100,052)	(251,996)	(81,138)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	14,398,781	—	2,187,965	1,347,171

NET ASSETS
Total increase (decrease) in net assets	16,072,199	(256,734)	2,162,665	1,779,028
Beginning of period	4,948,807	5,205,541	7,055,826	5,276,798

End of period	$21,021,006	$4,948,807	$9,218,491	$7,055,826

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

50	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Evolved U.S. Technology ETF
	Year Ended 07/31/20	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$212,589	$56,561
Net realized gain (loss)	(30,363)	40,935
Net change in unrealized appreciation (depreciation)	13,160,019	1,019,560

Net increase in net assets resulting from operations	13,342,245	1,117,056

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(220,597)	(74,296)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	49,763,348	10,161,391

NET ASSETS
Total increase in net assets	62,884,996	11,204,151
Beginning of period	16,470,423	5,266,272

End of period	$79,355,419	$16,470,423

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Financial Highlights

(For a share outstanding throughout each period)

	iShares Evolved U.S. Consumer Staples ETF
	Year Ended 07/31/20	Year Ended 07/31/19	Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$27.58	$25.03	$24.62

Net investment income(b)	0.70	0.66	0.31	(c)
Net realized and unrealized gain(d)	0.51	2.80	0.26

Net increase from investment operations	1.21	3.46	0.57

Distributions(e)
From net investment income	(0.62)	(0.85)	(0.16)
From net realized gain	—	(0.06)	—

Total distributions	(0.62)	(0.91)	(0.16)

Net asset value, end of period	$28.17	$27.58	$25.03

Total Return
Based on net asset value	4.56%	14.23%	2.34	%(f)

Ratios to Average Net Assets
Total expenses	0.18%	0.18%	0.18	%(g)

Net investment income	2.58%	2.59%	3.58	%(c)(g)

Supplemental Data
Net assets, end of period (000)	$9,859	$4,137	$3,755

Portfolio turnover rate(h)	13%	9%	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Includes a special distribution from Dr Pepper Snapple Group Inc. Excluding such special distribution, the net investment income would have been $0.21 per share and 2.39% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Discretionary Spending ETF
	Year Ended 07/31/20	Year Ended 07/31/19	Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$29.47	$26.84	$24.95

Net investment income(b)	0.35	0.39	0.12
Net realized and unrealized gain(c)	4.90	2.70	1.86

Net increase from investment operations	5.25	3.09	1.98

Distributions(d)
From net investment income	(0.33)	(0.41)	(0.09)
From net realized gain	(0.16)	(0.05)	—

Total distributions	(0.49)	(0.46)	(0.09)

Net asset value, end of period	$34.23	$29.47	$26.84

Total Return
Based on net asset value	18.11%	11.73%	7.96	%(e)

Ratios to Average Net Assets
Total expenses	0.18%	0.18%	0.18	%(f)

Net investment income	1.16%	1.42%	1.25	%(f)

Supplemental Data
Net assets, end of period (000)	$11,981	$5,895	$5,369

Portfolio turnover rate(g)	10%	11%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Financials ETF
	Year Ended 07/31/20	Year Ended 07/31/19	Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$24.86	$24.59	$24.98

Net investment income(b)	0.56	0.50	0.15
Net realized and unrealized gain (loss)(c)	(4.29)	0.27	(0.43)

Net increase (decrease) from investment operations	(3.73)	0.77	(0.28)

Distributions(d)
From net investment income	(0.56)	(0.50)	(0.11)

Total distributions	(0.56)	(0.50)	(0.11)

Net asset value, end of period	$20.57	$24.86	$24.59

Total Return
Based on net asset value	(15.10)%	3.35%	(1.11	)%(e)(f)

Ratios to Average Net Assets
Total expenses	0.19%	0.18%	0.18	%(g)

Net investment income	2.47%	2.15%	1.65	%(g)

Supplemental Data
Net assets, end of period (000)	$4,115	$4,971	$4,919

Portfolio turnover rate(h)	8%	10%	13	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -1.40%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Healthcare Staples ETF
	Year Ended 07/31/20	Year Ended 07/31/19	Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$29.46	$27.48	$24.86

Net investment income(b)	0.31	0.27	0.08
Net realized and unrealized gain(c)	4.07	2.11	2.60

Net increase from investment operations	4.38	2.38	2.68

Distributions(d)
From net investment income	(0.25)	(0.28)	(0.06)
From net realized gain	(0.24)	(0.12)	—

Total distributions	(0.49)	(0.40)	(0.06)

Net asset value, end of period	$33.35	$29.46	$27.48

Total Return
Based on net asset value	15.04%	8.77%	10.77	%(e)

Ratios to Average Net Assets
Total expenses	0.18%	0.18%	0.18	%(f)

Net investment income	1.02%	0.95%	0.87	%(f)

Supplemental Data
Net assets, end of period (000)	$15,007	$7,365	$5,495

Portfolio turnover rate(g)	12%	12%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Innovative Healthcare ETF
	Year Ended 07/31/20	Year Ended 07/31/19	Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$24.74	$26.03	$24.97

Net investment income(b)	0.43	0.37	0.11
Net realized and unrealized gain (loss)(c)	5.72	(1.15)	1.04

Net increase (decrease) from investment operations	6.15	(0.78)	1.15

Distributions(d)
From net investment income	(0.38)	(0.36)	(0.09)
From net realized gain	(0.48)	(0.15)	—

Total distributions	(0.86)	(0.51)	(0.09)

Net asset value, end of period	$30.03	$24.74	$26.03

Total Return
Based on net asset value	25.31%	(3.04)%	4.62	%(e)

Ratios to Average Net Assets
Total expenses	0.18%	0.18%	0.18	%(f)

Net investment income	1.53%	1.45%	1.25	%(f)

Supplemental Data
Net assets, end of period (000)	$21,021	$4,949	$5,206

Portfolio turnover rate(g)	24%	8%	3	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Media and Entertainment ETF
	Year Ended 07/31/20	Year Ended 07/31/19	Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$28.22	$26.38	$25.05

Net investment income(b)	0.20	0.26	0.10
Net realized and unrealized gain (loss)(c)	(0.86)	1.97	1.29

Net increase (decrease) from investment operations	(0.66)	2.23	1.39

Distributions(d)
From net investment income	(0.21)	(0.26)	(0.06)
From net realized gain	(1.01)	(0.13)	—

Total distributions	(1.22)	(0.39)	(0.06)

Net asset value, end of period	$26.34	$28.22	$26.38

Total Return
Based on net asset value	(2.33)%	8.64%	5.54	%(e)

Ratios to Average Net Assets
Total expenses	0.18%	0.18%	0.18	%(f)

Net investment income	0.79%	0.99%	1.04	%(f)

Supplemental Data
Net assets, end of period (000)	$9,218	$7,056	$5,277

Portfolio turnover rate(g)	16%	10%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Technology ETF
	Year Ended 07/31/20	Year Ended 07/31/19	Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$29.95	$26.33	$24.89

Net investment income(b)	0.24	0.23	0.06
Net realized and unrealized gain(c)	10.80	3.73	1.43

Net increase from investment operations	11.04	3.96	1.49

Distributions(d)
From net investment income	(0.24)	(0.27)	(0.05)
From net realized gain	(0.05)	(0.07)	—

Total distributions	(0.29)	(0.34)	(0.05)

Net asset value, end of period	$40.70	$29.95	$26.33

Total Return
Based on net asset value	37.15%	15.27%	6.00	%(e)

Ratios to Average Net Assets
Total expenses	0.18%	0.18%	0.18	%(f)

Net investment income	0.72%	0.85%	0.70	%(f)

Supplemental Data
Net assets, end of period (000)	$79,355	$16,470	$5,266

Portfolio turnover rate(g)	5%	7%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Evolved U.S. Consumer Staples	Non-diversified
Evolved U.S. Discretionary Spending	Non-diversified
Evolved U.S. Financials	Non-diversified
Evolved U.S. Healthcare Staples	Non-diversified
Evolved U.S. Innovative Healthcare	Non-diversified
Evolved U.S. Media and Entertainment	Non-diversified
Evolved U.S. Technology	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements  (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of July 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of July 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of July 31, 2020:

60	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Evolved U.S. Consumer Staples
Citigroup Global Markets Inc.	$23,988	$23,988	$—	$—
UBS AG	135,845	135,845	—	—

	$159,833	$159,833	$—	$—

Evolved U.S. Discretionary Spending
Citigroup Global Markets Inc.	$1,392	$1,392	$—	$—
Morgan Stanley & Co. LLC	2,990	2,990	—	—

	$4,382	$4,382	$—	$—

Evolved U.S. Financials
Citigroup Global Markets Inc.	$5,309	$5,287	$—	$(22	)(b)
Morgan Stanley & Co. LLC	1,376	1,376	—	—
UBS AG	1,731	1,731	—	—

	$8,416	$8,394	$—	$(22)

Evolved U.S. Healthcare Staples
Barclays Capital Inc.	$23,474	$23,474	$—	$—
Credit Suisse Securities (USA) LLC	191,080	191,080	—	—
Nomura Securities International Inc.	1,827	1,827	—	—
RBC Capital Markets LLC	1,133	1,133	—	—
SG Americas Securities LLC	2,252	2,252	—	—
UBS AG	2,581	2,581	—	—

	$222,347	$222,347	$—	$—

Evolved U.S. Innovative Healthcare
Barclays Capital Inc.	$21,826	$21,826	$—	$—
Citadel Clearing LLC	2,243	2,243	—	—
Citigroup Global Markets Inc.	26,245	26,245	—	—
Credit Suisse Securities (USA) LLC	276	276	—	—
HSBC Bank PLC	582	582	—	—
Morgan Stanley & Co. LLC	164,094	164,094	—	—
RBC Capital Markets LLC	51,850	51,850	—	—
SG Americas Securities LLC	8,471	8,471	—	—
UBS AG	127,260	127,260	—	—

	$402,847	$402,847	$—	$—

Evolved U.S. Media and Entertainment
Citigroup Global Markets Inc.	$292,744	$291,298	$—	$(1,446	)(b)
Credit Suisse Securities (USA) LLC	632	632	—	—
Morgan Stanley & Co. LLC	3,111	3,111	—	—
RBC Capital Markets LLC	143,780	143,780	—	—
SG Americas Securities LLC	66,120	65,533	—	(587	)(b)

	$506,387	$504,354	$—	$(2,033)

Evolved U.S. Technology
Morgan Stanley & Co. LLC	$67,805	$67,805	$—	$—
UBS AG	9,605	9,140	—	(465	)(b)

	$77,410	$76,945	$—	$(465)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements  (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Evolved U.S. Consumer Staples	0.18%
Evolved U.S. Discretionary Spending	0.18
Evolved U.S. Financials	0.18
Evolved U.S. Healthcare Staples	0.18
Evolved U.S. Innovative Healthcare	0.18
Evolved U.S. Media and Entertainment	0.18
Evolved U.S. Technology	0.18

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2020, each Fund retained 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended July 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Evolved U.S. Consumer Staples	$500
Evolved U.S. Discretionary Spending	385
Evolved U.S. Financials	36
Evolved U.S. Healthcare Staples	430
Evolved U.S. Innovative Healthcare	1,333
Evolved U.S. Media and Entertainment	876
Evolved U.S. Technology	1,025

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

62	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

6.	PURCHASES AND SALES

For the year ended July 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Evolved U.S. Consumer Staples	$1,060,092	$1,045,583
Evolved U.S. Discretionary Spending	998,780	986,101
Evolved U.S. Financials	370,545	375,619
Evolved U.S. Healthcare Staples	1,282,746	1,305,420
Evolved U.S. Innovative Healthcare	2,490,973	2,183,485
Evolved U.S. Media and Entertainment	1,042,916	1,255,018
Evolved U.S. Technology	1,676,865	1,615,546

For the year ended July 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Evolved U.S. Consumer Staples	$5,314,611	$—
Evolved U.S. Discretionary Spending	8,658,761	4,266,377
Evolved U.S. Healthcare Staples	7,260,926	1,282,244
Evolved U.S. Innovative Healthcare	13,965,286	—
Evolved U.S. Media and Entertainment	3,518,079	1,350,786
Evolved U.S. Technology	49,424,512	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Evolved U.S. Consumer Staples	$4,246	$(4,246)
Evolved U.S. Discretionary Spending	1,012,528	(1,012,528)
Evolved U.S. Healthcare Staples	205,117	(205,117)
Evolved U.S. Media and Entertainment	210,589	(210,589)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 07/31/20	Year Ended 07/31/19
Evolved U.S. Consumer Staples
Ordinary income	$191,747	$135,321

Evolved U.S. Discretionary Spending
Ordinary income	$128,050	$92,875
Long-term capital gains	40,904	—

	$168,954	$92,875

Evolved U.S. Financials
Ordinary income	$112,279	$100,143

Evolved U.S. Healthcare Staples
Ordinary income	$157,162	$80,138
Long-term capital gains	1,480	—

	$158,642	$80,138

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements  (continued)

iShares ETF	Year Ended 07/31/20	Year Ended 07/31/19
Evolved U.S. Innovative Healthcare
Ordinary income	$132,150	$100,052
Long-term capital gains	68,177	—

	$200,327	$100,052

Evolved U.S. Media and Entertainment
Ordinary income	$235,056	$81,138
Long-term capital gains	16,940	—

	$251,996	$81,138

Evolved U.S. Technology
Ordinary income	$207,812	$74,296
Long-term capital gains	12,785	—

	$220,597	$74,296

As of July 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Qualified Late-Year Losses	Total
Evolved U.S. Consumer Staples	$37,003	$—	$(58,398)	$816,453		$—	$795,058
Evolved U.S. Discretionary Spending	3,814	—	—	1,587,923		(58,764)	1,532,973
Evolved U.S. Financials	11,503	—	(25,476)	(809,290)		—	(823,263)
Evolved U.S. Healthcare Staples	23,521	—	(20,446)	2,245,637		—	2,248,712
Evolved U.S. Innovative Healthcare	62,321	108,453	—	1,533,195		—	1,703,969
Evolved U.S. Media and Entertainment	11,173	—	—	481,650		—	492,823
Evolved U.S. Technology	20,496	—	(32,554)	14,534,694		—	14,522,636

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the characterization of corporate actions.

For the year ended July 31, 2020, the iShares Evolved U.S. Financials ETF utilized $18,865 of its capital loss carryforwards.

As of July 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Evolved U.S. Consumer Staples	$9,195,355	$1,121,163	$(304,710)	$816,453
Evolved U.S. Discretionary Spending	10,386,952	2,506,114	(918,191)	1,587,923
Evolved U.S. Financials	4,925,773	311,315	(1,120,605)	(809,290)
Evolved U.S. Healthcare Staples	12,971,264	2,437,132	(191,495)	2,245,637
Evolved U.S. Innovative Healthcare	19,884,119	2,196,145	(662,950)	1,533,195
Evolved U.S. Media and Entertainment	9,236,123	1,307,589	(825,939)	481,650
Evolved U.S. Technology	64,897,436	15,068,749	(534,055)	14,534,694

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public

64	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 07/31/20		Year Ended 07/31/19
iShares ETF	Shares	Amount	Shares	Amount
Evolved U.S. Consumer Staples
Shares sold	200,000	$5,356,261	—	$—

Evolved U.S. Discretionary Spending
Shares sold	300,000	$8,824,906	—	$—
Shares redeemed	(150,000)	(4,347,317)	—	—

Net increase	150,000	$4,477,589	—	$—

Evolved U.S. Healthcare Staples
Shares sold	250,000	$7,330,427	100,000	$2,773,961
Shares redeemed	(50,000)	(1,298,075)	(50,000)	(1,338,232)

Net increase	200,000	$6,032,352	50,000	$1,435,729

Evolved U.S. Innovative Healthcare
Shares sold	500,000	$14,398,781	—	$—

Evolved U.S. Media and Entertainment
Shares sold	150,000	$3,548,987	50,000	$1,347,171
Shares redeemed	(50,000)	(1,361,022)	—	—

Net increase	100,000	$2,187,965	50,000	$1,347,171

Evolved U.S. Technology
Shares sold	1,400,000	$49,763,348	350,000	$10,161,391

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements  (continued)

transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

66	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares U.S. ETF Trust and

Shareholders of iShares Evolved U.S. Consumer Staples ETF,

iShares Evolved U.S. Discretionary Spending ETF, iShares Evolved U.S. Financials ETF,

iShares Evolved U.S. Healthcare Staples ETF, iShares Evolved U.S. Innovative Healthcare ETF,

iShares Evolved U.S. Media and Entertainment ETF and iShares Evolved U.S. Technology ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Evolved U.S. Consumer Staples ETF, iShares Evolved U.S. Discretionary Spending ETF, iShares Evolved U.S. Financials ETF, iShares Evolved U.S. Healthcare Staples ETF, iShares Evolved U.S. Innovative Healthcare ETF, iShares Evolved U.S. Media and Entertainment ETF and iShares Evolved U.S. Technology ETF (seven of the funds constituting iShares U.S. ETF Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2020, the related statements of operations for the year ended July 31, 2020, the statements of changes in net assets for each of the two years in the period ended July 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2020 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 21, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	67

Important Tax Information (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended July 31, 2020 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Evolved U.S. Consumer Staples	100.00%
Evolved U.S. Discretionary Spending	100.00%
Evolved U.S. Financials	100.00%
Evolved U.S. Healthcare Staples	91.69%
Evolved U.S. Innovative Healthcare	88.98%
Evolved U.S. Media and Entertainment	95.47%
Evolved U.S. Technology	100.00%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2020:

iShares ETF	Qualified Dividend Income
Evolved U.S. Consumer Staples	$227,394
Evolved U.S. Discretionary Spending	132,922
Evolved U.S. Financials	121,879
Evolved U.S. Healthcare Staples	117,877
Evolved U.S. Innovative Healthcare	144,460
Evolved U.S. Media and Entertainment	59,140
Evolved U.S. Technology	258,484

The following maximum amounts are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2020:

iShares ETF	Qualified Business Income
Evolved U.S. Consumer Staples	$212
Evolved U.S. Financials	546
Evolved U.S. Healthcare Staples	1,995
Evolved U.S. Media and Entertainment	683
Evolved U.S. Technology	625

The following distribution amounts are hereby designated for the fiscal year ended July 31, 2020:

iShares ETF	Short-Term Capital Gain Dividends	20% Rate Long-Term Capital Gain Dividends
Evolved U.S. Discretionary Spending	$13,440	$40,904
Evolved U.S. Healthcare Staples	71,622	1,480
Evolved U.S. Innovative Healthcare	28,381	68,177
Evolved U.S. Media and Entertainment	184,756	16,940
Evolved U.S. Technology	15,719	12,785

68	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

iShares Evolved U.S. Consumer Staples ETF, iShares Evolved U.S. Discretionary Spending ETF, iShares Evolved U.S. Financials ETF, iShares Evolved U.S. Healthcare Staples ETF, iShares Evolved U.S. Innovative Healthcare ETF, iShares Evolved U.S. Media And Entertainment ETF, iShares Evolved U.S. Technology ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

The Board noted that the Fund is an actively managed ETF that does not seek to track the performance of a specified index and that the management team for the Fund manages the Fund’s portfolio in accordance with its investment objective. The Board further noted that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its reference benchmark. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with expectations relative to the Fund’s peer group (where applicable) and reference benchmark.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	69

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with a similar investment strategy or investment mandate as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

70	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Evolved U.S. Consumer Staples(a)	$0.617865	$—	$0.002296	$0.620161	100%	—%	0	%(b)	100%
Evolved U.S. Discretionary Spending(a)	0.334038	0.155269	0.000181	0.489488	68	32	0	(b)	100
Evolved U.S. Financials(a)	0.560778	—	0.000619	0.561397	100	—	0	(b)	100
Evolved U.S. Healthcare Staples(a)	0.243532	0.243674	0.000430	0.487636	50	50	0	(b)	100
Evolved U.S. Innovative Healthcare	0.376877	0.482790	—	0.859667	44	56	—		100
Evolved U.S. Media and Entertainment(a)	0.214483	1.005765	0.000460	1.220708	18	82	0	(b)	100
Evolved U.S. Technology(a)	0.234635	0.051826	0.000026	0.286487	82	18	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Evolved U.S. Consumer Staples ETF

Period Covered: March 23, 2018 through June 30, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.17%
Greater than 0.0% and Less than 0.5%	436	76.23
At NAV	37	6.47
Less than 0.0% and Greater than –0.5%	98	17.13

	572	100.00%

SUPPLEMENTAL INFORMATION	71

Supplemental Information  (unaudited) (continued)

iShares Evolved U.S. Discretionary Spending ETF

Period Covered: March 23, 2018 through June 30, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.17%
Greater than 0.0% and Less than 0.5%	319	55.78
At NAV	31	5.42
Less than 0.0% and Greater than –0.5%	220	38.46
Less than –1.0% and Greater than –1.5%	1	0.17

	572	100.00%

iShares Evolved U.S. Financials ETF

Period Covered: March 23, 2018 through June 30, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.17%
Greater than 0.0% and Less than 0.5%	382	66.79
At NAV	52	9.09
Less than 0.0% and Greater than –0.5%	137	23.95

	572	100.00%

iShares Evolved U.S. Healthcare Staples ETF

Period Covered: March 23, 2018 through June 30, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.17%
Greater than 2.0% and Less than 2.5%	1	0.17
Greater than 0.0% and Less than 0.5%	327	57.18
At NAV	41	7.17
Less than 0.0% and Greater than –0.5%	202	35.31

	572	100.00%

iShares Evolved U.S. Innovative Healthcare ETF

Period Covered: March 23, 2018 through June 30, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	342	59.79%
At NAV	62	10.84
Less than 0.0% and Greater than –0.5%	168	29.37

	572	100.00%

iShares Evolved U.S. Media and Entertainment ETF

Period Covered: March 23, 2018 through June 30, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	316	55.25%
At NAV	61	10.66
Less than 0.0% and Greater than –0.5%	195	34.09

	572	100.00%

72	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited) (continued)

iShares Evolved U.S. Technology ETF

Period Covered: March 23, 2018 through June 30, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.17%
Greater than 0.5% and Less than 1.0%	1	0.17
Greater than 0.0% and Less than 0.5%	485	84.80
At NAV	22	3.85
Less than 0.0% and Greater than –0.5%	63	11.01

	572	100.00%

SUPPLEMENTAL INFORMATION	73

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares Trust, and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of July 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (63)	Trustee (since 2011).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares Trust (since 2009).
Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (71)	Trustee (since 2011); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares Trust (since 2005); Independent Board Chair of iShares, Inc. and iShares Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since (2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares Trust (since 2017).

74	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (65)	Trustee (since 2011); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares Trust (since 2005).
Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares Trust (since 2017).
John E. Martinez (59)	Trustee (since 2011); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares Trust (since 2003).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (52)	Chief Compliance Officer (since 2011).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

TRUSTEE AND OFFICER INFORMATION	75

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

76	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

GLOSSARY OF TERMS USED IN THIS REPORT	77

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-715-0720

Item 2.    Code of Ethics.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.    Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani, John E. Kerrigan, and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.    Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the seven series of the registrant for which the fiscal year-end is July 31, 2020 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $88,900 for the fiscal year ended July 31, 2019 and $88,900 for the fiscal year ended July 31, 2020.

(b)

Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2019 and July 31, 2020 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $26,467 for the fiscal year ended July 31, 2019 and $26,467 for the fiscal year ended July 31, 2020. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees – There were no other fees billed in each of the fiscal years ended July 31, 2019 and July 31, 2020 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended July 31, 2020 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $26,467 for the fiscal year ended July 31, 2019 and $26,467 for the fiscal year ended July 31, 2020.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

Item 5.    Audit Committee of Listed Registrants

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Richard L. Fagnani, John E. Kerrigan, and Madhav V. Rajan.

(b) Not applicable.

Item 6.    Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.   Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.   Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: October 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

  By: /s/ Armando Senra

  Armando Senra, President (Principal Executive Officer)

  Date:         October 5, 2020

  By: /s/ Trent Walker

  Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

  Date:         October 5, 2020